                      SEMIANNUAL REPORT / JANUARY 31, 2002

                             AIM MUNICIPAL BOND FUND

                                 [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                                 [COVER IMAGE]

                      ------------------------------------

          A REALLY SWELL PARADE DOWN MAIN STREET BY JANE WOOSTER SCOTT

      STATE AND LOCAL GOVERNMENTS REGULARLY ISSUE MUNICIPAL BONDS TO FUND

         A WIDE ARRAY OF PROJECTS THAT IMPROVE THE QUALITY OF LIFE FOR

    THEIR CITIZENS--A QUALITY OF LIFE THAT SCOTT CAPTURES IN HER PAINTINGS.

                 AIM MUNICIPAL BOND FUND INVESTS IN THESE BONDS

                THAT MAKE LIFE BETTER IN COMMUNITIES NATIONWIDE.

                      ------------------------------------

ABOUT PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Municipal Bond Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structures and class expenses.
o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and annualized and calculated at maximum offering price (MOP).
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed tax rate.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price (MOP).
o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured, and their value and yield will vary with market conditions.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper General Municipal Debt Fund Index represents an average of the performance of the 30 largest municipal-bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

=======================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/02, including sales charges                        As of 12/31/01 (most recent calendar quarter-end),
                                                              including sales charges

                               AFTER TAXES    AFTER TAXES                                   AFTER TAXES    AFTER TAXES
                                   ON             ON                                            ON             ON
                              DISTRIBUTIONS  DISTRIBUTIONS                                 DISTRIBUTIONS  DISTRIBUTIONS
                      BEFORE     OF FUND      AND SALE OF                          BEFORE     OF FUND      AND SALE OF
                      TAXES      SHARES       FUND SHARES                          TAXES      SHARES       FUND SHARES
                      -----      ------       -----------                          -----      ------       -----------
CLASS A SHARES                                               CLASS A SHARES
Inception (3/28/77)    6.31%      6.00%         6.03%        Inception (3/28/77)    6.27%      5.95%         6.00%
10 Years               5.24       5.15          5.22         10 Years               5.00       4.91          5.03
 5 Years               3.67       3.66          3.91          5 Years               3.42       3.41          3.72
 1 Year               -0.16      -0.16          1.73          1 Year               -1.14      -1.14          1.18

CLASS B SHARES                                               CLASS B SHARES
Inception (9/1/93)     3.80%      3.73%         3.88%        Inception (9/1/93)     3.65%      3.58%         3.76%
 5 Years               3.57       3.55          3.71          5 Years               3.34       3.33          3.53
 1 Year               -0.82      -0.82          1.12          1 Year               -1.78      -1.78          0.57

CLASS C SHARES                                               CLASS C SHARES
Inception (8/4/97)     3.48%      3.47%         3.63%        Inception (8/4/97)     3.20%      3.19%         3.41%
 1 Year                3.06       3.06          3.50          1 Year                2.06       2.06          2.91


After-tax returns include sales charges and are calculated using the historical highest individual federal marginal income tax rate and do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs.
=======================================================================================================================

                   DEAR FELLOW SHAREHOLDER:

[PHOTO OF          We understand how challenging the investing environment has
ROBERT H.          been recently. For equity investors, the years 2000 and 2001
GRAHAM]            were unlike anything we had seen in a generation. For the
                   first time since the 1970s, the S&P 500 and other major domestic stock benchmarks produced negative returns two years in a row. And there was no comfort overseas; the MSCI World
                   Index also produced negative returns both years.
    As usually occurs during difficult stock markets, fixed-income investments, particularly high-quality ones, did well. The domestic, investment-grade Lehman Aggregate Bond Index produced positive returns both years.
    Conditions were trying on many levels. Geopolitically, the appalling terrorist attacks of September 11 led to a serious decline in markets, though initial success in our ensuing war in Afghanistan helped markets advance later in 2001. Macroeconomically, the United States officially slipped into recession in March 2001, the first such slowdown in a decade.
    At the individual firm level, the Enron bankruptcy has occasioned a confidence crisis that has markets unsettled. As I write this, about 11 weeks into the new year, several Congressional committees, the Securities and Exchange Commission and the Justice Department are conducting investigations of Enron. While we do not yet have all the details about what happened at Enron, it clearly has resulted in a new level of skepticism of the financial statements of even the soundest companies. AIM strongly believes that sound accounting policies, full and accurate financial disclosure, and independent audits are absolutely essential to maintain the integrity of the markets and the confidence of investors, and will support any legislative or regulatory changes that may be desirable to further these objectives.

WHAT SHOULD INVESTORS DO NOW?
Mindful of recent events and scandals and in view of the two-year bear market in equities, many of our shareholders have asked us what they should do about their investments. We cannot offer individualized advice--that is the role of your financial advisor. But we can once again offer insights we have gained over many years in this business.
    First is the crucial importance of diversification--a major lesson of the Enron story that is reinforced by the disparate performance of equity and fixed-income investments during this reporting period. Relying on one stock to build financial security has again proven to be downright dangerous, but mutual fund investors should also keep in mind that whole sectors and investment approaches do go in and out of favor. A diversified portfolio that embraces different classes of securities and various investment strategies can offer protection from these shifts in sentiment.
    A second insight is the importance of a long time horizon. Whatever current market conditions are like, we at AIM intend to stay focused on the long term. Our portfolio managers will continue to invest your money using the time-tested disciplines AIM has employed for more than a quarter century. We consider a long-term perspective the most advisable course for our shareholders too.
    Changing your portfolio on the basis of short-term events and market moves rarely proves beneficial. As we have reminded you on many occasions, data show that pulling out of the market even for a short period and missing a few of its best days is likely to have a negative effect on your long-term returns. In investing, it is time in the markets, not market timing, that counts.
    Now more than ever, we encourage you to stay in touch with your financial advisor. He or she is familiar with the goals and time horizon you have established for your investments and can help you build a diversified portfolio and stay focused on those goals.

YOUR FUND'S PERFORMANCE

For the six months covered by this report, AIM Municipal Bond Fund's total return was 1.38% for Class A shares at net asset value, competitive with its peers in the Lipper General Municipal Debt Fund Index, which returned 1.46%. As we often stress, the fund is managed for net asset value stability and yield rather than total return. Perhaps most important, however, the fund continued to provide tax-conscious investors with a relatively safe harbor during uncertain economic times.
    The following pages contain your portfolio managers' discussion of how they have managed the portfolio during the reporting period, how the markets affected the fund, and the fund's long-term record. We hope you find their discussion informative.
    If you have questions or comments about this report, please contact us through our Web site, www.aimfunds.com. We understand that our shareholders are relying on us for the growth of their investments, and we want you to know that all of us are working diligently to that end. Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
March 15, 2002

VOLATILE MARKETS HEIGHTEN INTEREST IN MUNIS

HOW DID AIM MUNICIPAL BOND FUND PERFORM DURING THE REPORTING PERIOD?
The fund continued to provide investors with attractive current income, exempt from federal taxes, as shown in the table below. Although we manage the fund primarily for net asset value (NAV) stability and relatively high yield--not total return--for the six months covered by this report the fund's total return of 1.38% (Class A shares at net asset value) was virtually identical to that of its peer group in the Lipper General Municipal Debt Fund Index, which returned 1.46%. Yield is often more important to tax-conscious investors, since capital appreciation, the other component of total return, is taxable.
    During the reporting period, the fund's NAV remained in a relatively narrow range of $7.85 and $8.15 for all classes of shares, continuing the fund's long history of relative price stability. While the fund endeavors to maintain a relatively stable net asset value, the fund should not be confused with a money market fund. The fund's net asset value will not be as stable as that of a money market fund.
    As of January 31, 2002, the fund's total net assets stood at $458.9 million, up from $426.9 million six months earlier. This increase was attributable to net inflows into the fund as well as the reorganization of the assets of AIM Tax-Exempt Bond Fund of Connecticut into AIM Municipal Bond Fund in September 2001.

WHAT OCCURRED ON THE ECONOMIC FRONT DURING THE REPORTING PERIOD--AND DURING
2001?
The deteriorating economy prompted the U.S. Federal Reserve (the Fed) to aggressively cut short-term interest rates an unprecedented 11 times in 2001, from 6.50% at the beginning of 2001 to 1.75% (the lowest rate in four decades) by the end of 2001. Five of those cuts occurred during the reporting period, including two rate cuts in the month after the terrorist attacks of September 11.
    Lower interest rates, tax rebates and falling energy prices put more cash in consumers' wallets and propped up consumer spending, but they could not prevent the economy from weakening. U.S. gross domestic product (GDP)--the broadest measure of the nation's economic activity--contracted at an annualized rate of 1.3% in the third quarter of 2001. During 2001, unemployment rose from 4.2% to 5.8% as employers announced nearly 2 million layoffs.
    While interest rate cuts helped consumers and the economy, they hurt many fixed-income investors who saw yields on their investments decline. Yields on money market funds, passbook accounts and other short-term instruments declined much more significantly than yields on intermediate- and long-term instruments. These interest rate cuts affected the fund; in the third and fourth quarters of 2001 the fund was forced to lower its dividend due to falling interest rates.

HOW DID ISSUANCE TRENDS AFFECT BOND MARKETS?
New municipal issuance hit a record in 2001. States, cities, school districts and other municipal entities took advantage of falling interest rates by calling older, higher-coupon bonds and issuing new bonds with lower coupons. Also, voters

================================================================================

FUND AT A GLANCE

[IMAGE]

AIM Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

o   A long-maturity municipal bond fund managed for tax-exempt income
o Seeks relative net asset value stability, which may reduce volatility in an equity-heavy portfolio
o   Invests in a well-diversified portfolio of investment-grade municipal bonds

================================================================================

================================================================================

YOUR FUND'S PERFORMANCE

FUND PROVIDES ATTRACTIVE INCOME

As of 1/31/02

             30-DAY             TAXABLE-                        TAXABLE-
          DISTRIBUTION         EQUIVALENT        30-DAY        EQUIVALENT
             RATE AT          DISTRIBUTION      SEC YIELD       30-DAY
CLASS          MOP               RATE*           AT MOP        SEC YIELD*
-----          ---               -----           ------        ----------
  A            4.74%             7.72%            3.86%          6.29%
  B            3.98              6.48             3.29           5.36
  C            3.98              6.48             3.29           5.36

*Assumes highest marginal federal income tax rate in effect on January 31, 2002--38.6%.

================================================================================

PORTFOLIO COMPOSITION

================================================================================
TOP FIVE BOND HOLDINGS
As of 1/31/02, based on total net assets

                                             COUPON    MATURITY    %
--------------------------------------------------------------------------------

1. Detroit (City of) Water Supply System      5.00%     7/1/30    3.1%

2. Louisiana (State of) Local                 6.55      9/1/25    1.4
   Government Environmental Facilities
   and Community Development Authority

3. Sevier (County of) Public                  1.38      6/1/15    1.3
   Building Authority

4. Connecticut (State of)                     6.50     3/15/02    1.3

5. Mississippi (State of)                     7.50      9/1/09    1.1
   Higher Education Assistance Corp.

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security.

================================================================================


================================================================================

BOND HOLDINGS BY TYPE
As of 1/31/02, based on total net assets

                  [PIE CHART]

NUMBER OF HOLDINGS:                            347
WEIGHTED AVERAGE MATURITY:                    17.3 years
DURATION:                                      6.6 years
AVERAGE CREDIT QUALITY:                         AA
GENERAL OBLIGATION                            18.8%
ESCROWED, PRE-REFUNDED AND OTHER              19.8%
REVENUE                                       61.4%

================================================================================

in the 1998 and 2000 elections approved a record number of bond issues.
    Fortunately, this heavy issuance was matched by strong demand as inflows into municipal bond funds remained positive all year. Issuance looks likely to remain strong in 2002 as New York continues to rebuild and as California prepares to issue $12.5 billion in bonds to pay for power purchases made during the state's electricity crisis of 2000.

WHAT EFFECT DID THE EVENTS OF SEPTEMBER 11 HAVE ON THE BOND MARKETS?
The attacks prompted a flight to quality. This flight to quality caused the yield curve to steepen amid anticipation of additional interest rate cuts. When investors desire safety above all else, government and government-backed issues (including munis) typically do well. With investors fixated on risk aversion, it was surprising that municipal bonds slumped in September.
    Following the attacks, New York issues suffered because it was expected that the state and the city would issue significant new supply to pay for reconstruction activities. Also, airport revenue bonds came under pressure, since they typically depend on passenger surcharges for their revenue stream. Following the attacks, passenger volume fell sharply.

HOW DID YOU MANAGE THE FUND?
We continued to manage the fund for relative net asset value stability and relatively high yield. During the reporting period, the fund's weighted average maturity (WAM) and duration increased due in large part to the September reorganization of the assets of AIM Tax-Exempt Bond Fund of Connecticut into AIM Municipal Bond Fund. Duration--which measures the sensitivity of the fund's NAV to interest rate changes--rose from 5.5 years at the beginning of the reporting period to 6.6 years at its close. WAM lengthened from 15.3 years to 17.3 years. Lengthening the fund's WAM will increase risk but also will enhance returns, particularly in a falling interest rate environment. Also, we increased the number of fund holdings from 282 to 347 to further enhance the fund's diversification.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?
As the reporting period ended, the economy seemed to be improving--or at least stabilizing. Signs of stabilization in the labor market, improving consumer confidence and expanding manufacturing activity--along with continued strength in the housing market, low energy prices and an absence of inflation--reinforced the consensus view among economists that a recovery will take hold in 2002. Revised figures showed GDP grew at an annualized rate of 1.4% in the fourth quarter of 2001, and the Fed remained determined to use its power to reinvigorate the economy. Meanwhile, the United States achieved its initial anti-terrorism goals in Afghanistan more quickly and easily than many had expected.

    During 2001, as during 2000, investors saw just how important bonds can be as part of a diversified investment portfolio. They realized that fixed income securities can provide a measure of peace of mind during periods of economic and stock market volatility.

          See important fund and index disclosures inside front cover.

WHAT DO BOND RATINGS MEAN?

The preceding discussion of your fund's performance mentions the quality of the bonds in the fund's portfolio. Just what are bond quality ratings?
    Two well-known rating agencies, Moody's and Standard & Poor's (S&P), assign ratings to bond issues. The chart shows a summary of the definitions of these ratings.

HOW BONDS ARE RATED
Bond ratings are essentially based on the issuer's risk of default (nonpayment of principal and/or interest) on the bond. How does a bond rating come about? Say a company wants to raise $5 million for expansion by issuing a five-year bond, meaning that in five years, the company will repay $5 million plus interest to the investor(s) in the bond issue. The company, or issuer, pays a fee to have its bond rated by a qualified rating agency.
    The selected rating agency sends representatives to the company to meet with management and evaluate the company's short- and long-term risk profile--the company's ability and willingness to pay the principal and interest of the bond issue at its maturity, in this case five years. Other rating factors include:

o   the make-up and terms of the particular issue;
o   the level and predictability of the issuer's cash flow;
o how well-protected the issue is in the event of bankruptcy, reorganization or other arrangement;
o possible adverse economic conditions, both in general and in the company's sector; and currency risk in the case of foreign issues.

    After considering these and other factors deemed necessary by agency representatives, the rating agency assigns a rating, such as "A," to the issue. The rating is made public before the issue is offered to investors so they know the relative quality of the bond. Investors can then decide for themselves if they wish to invest in a particular bond issue.

BOND RATINGS

MOODY         S&P         INVESTMENT-GRADE

 Aaa          AAA         Bonds of the highest quality, with the lowest degree
                          of long-term investment risk. Issuers' ability to repay is very high.

 Aa           AA          Bonds of high quality with slightly greater long-term
                          investment risk.

  A            A          Bonds with favorable investment attributes but
                          elements making them more susceptible to adversity.

 Bb           BBB         Medium-grade bonds that are currently secure but
                          possibly unreliable over time.

                          NON-INVESTMENT-GRADE (HIGH YIELD OR JUNK)

  B           BB          Bonds with speculative elements that make them not
                          well-safeguarded and uncertain.

 Caa           B          Bonds with low long-term assurance of payment.

 Ca           CCC         Bonds of poor standing that may be in default or in
                          danger of default.

  C           CC          Bonds of highly speculative quality that are often in
                          default.

  -            C          Lowest-rated bonds with poor prospects of ever being
                          upgraded to investment standing.

               D          Bonds in default. Issuer cannot repay.

WHAT BOND RATINGS MEAN
Although the rating systems of the two agencies differ slightly, their hierarchy is essentially the same: the highest-rated bonds, Aaa for Moody's and AAA for S&P, are those which show the best capacity for repayment of the principal (face value) plus interest to the bondholder. These high-rated bonds have a lower return because they are a lower-risk investment. In other words, rating and risk/return move inversely for bonds--the lower the rating, the higher the potential risk and return, and vice versa. So although investment-grade bonds such as U.S. Treasury issues are some of the safest investments around, more speculative junk bonds can yield significantly higher returns if an investor can tolerate the risk.
    Moody's and S&P sometimes use modifiers with their standard ratings. Moody's may add a 1, 2 or 3 to a rating (e.g., Aa2), with a 1 denoting an issue ranking in the higher end of its category, a 2 denoting a mid-range ranking and a 3 denoting a lower-end ranking. Similarly, S&P may add a plus (+) or minus (-) to show an issue's relative standing within a category (e.g., B+).
    Once assigned, bond ratings are not often altered. However, if major changes occur in an issuer's short- or long-term credit outlook, a rating agency may review the rating for possible modification. Contributing factors may include shifts in industry demand, new technologies, government intervention, regulatory changes or changes in macroeconomic variables such as oil prices. Events such as these are weighed to determine how much they will affect the issuer's operations and direction.

UNRATED BONDS
What about unrated bonds? The fact that a bond is unrated does not make it a "bad" bond. Some organizations simply choose not to pay to have their bonds rated. Often the issuer of an unrated bond is a small entity such as a town or district that does not have extra money to pay for a rating. In those cases, independent research is necessary on the part of the investor to put together a risk profile of the issuer.

================================================================================

WHAT TYPES OF BONDS DOES YOUR FUND OWN?

                    Your fund's prospectus and statement of additional
                    information discuss in more detail the types of bonds
[GRAPHIC]           contained in your fund's portfolio and the risk factors that may be associated with these securities. Your financial advisor is the best person to contact if you have any questions about investing in bonds or in a bond fund.

================================================================================

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

ALABAMA-1.05%

Alabama (State of) Public School & College
  Authority; Capital Improvement Series 1999
  C RB
  5.75%, 07/01/17                                AA     Aa3     $ 1,400   $  1,490,468
--------------------------------------------------------------------------------------
Courtland (City of) Industrial Development
  Board (Champion International Corp.
  Project); Refunding Environmental
  Improvement Series 1996 RB
  6.40%, 11/01/26(b)                             --    Baa2       2,315      2,370,583
--------------------------------------------------------------------------------------
Jefferson (County of); Capital Improvement
  Sewer Series 2001 A RB Wts.
  5.00%, 02/01/41(c)                            AAA     Aaa       1,000        939,820
======================================================================================
                                                                             4,800,871
======================================================================================

ALASKA-0.40%

Alaska (State of) Housing Finance Corp.;
  Collateralized First Veterans' Home
  Mortgage Series 1992 A-2 RB
  6.75%, 12/01/24(b)                            AAA     Aaa       1,785      1,825,841
--------------------------------------------------------------------------------------
  Collateralized First Veterans' Mortgage
  Program, Series 1990 RB
  6.88%, 06/01/33                               AAA     Aaa          20         20,217
======================================================================================
                                                                             1,846,058
======================================================================================

AMERICAN SAMOA-0.30%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO
  6.00%, 09/01/08(c)                              A      --       1,280      1,388,147
======================================================================================

ARIZONA-1.17%

Arizona (State of) Educational Loan Marketing
  Corp.; Sr. Educational Loan Series 1992 RB
  6.13%, 09/01/02(b)                             --     Aa2       1,900      1,939,729
--------------------------------------------------------------------------------------
Pima (County of) Unified School District No.
  10 (Amphitheater); Unlimited Tax School
  Improvement Series 1992 E GO
  6.50%, 07/01/05                                A+      A2       3,100      3,428,972
======================================================================================
                                                                             5,368,701
======================================================================================

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE


ARKANSAS-0.66%

Jefferson (County of) (Regional Medical
  Center Project); Refunding & Improvement
  Hospital Series 2001 RB
  5.85%, 06/01/26                                 A      --     $   500   $    505,680
--------------------------------------------------------------------------------------
Little Rock (City of); Refunding &
  Construction Sewer Series 2001 RB
  5.00%, 08/01/22                                --      A1       1,000        989,880
--------------------------------------------------------------------------------------
Sebastian (County of) Health Facility Board
  (Sparks Regional Medical Center Project);
  Refunding & Improvement Hospital Series
  2001 A RB
  5.25%, 11/01/21                                --      A2         500        484,430
--------------------------------------------------------------------------------------
Van Buren (County of); Sales & Use Tax
  Refunding & Construction Series 2000 RB
  5.60%, 12/01/25(c)                             --     Aaa       1,000      1,042,300
======================================================================================
                                                                             3,022,290
======================================================================================

CALIFORNIA-1.74%

Abag Financing Authority for Non-Profit
  Corps. (Lincoln Glen Manor Senior
  Citizens); Series 2000 COP 6.10%, 02/15/25     A+      --       1,000      1,063,510
--------------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Lytton Gardens Inc.); Series 1999
  COP
  6.00%, 02/15/19                                A+      --       2,085      2,175,739
--------------------------------------------------------------------------------------
Abag Financing Authority for Non-Profit
  Corps. (Odd Fellow Home of California);
  Series 1999 COP 6.00%, 08/15/24                A+      --       1,000      1,065,340
--------------------------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A RB
  6.05%, 03/01/11                                --    Baa3       1,350      1,496,799
--------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency (California
  Toll Road Project); Sr. Lien Series 1995 A
  RB
  6.00%, 01/01/10(d)(e)                         AAA     Aaa         400        460,180
--------------------------------------------------------------------------------------
Los Angeles (County of); Series 2001 RB
  5.15%, 02/12/06(f)                             --      --         424        433,488
--------------------------------------------------------------------------------------


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
CALIFORNIA-(CONTINUED)

Sacramento (City of) California City
  Financing Authority (Convention Center
  Hotel); Sr. Series 1999 A RB
  6.25%, 01/01/30(f)                             --      --     $   750   $    743,587
--------------------------------------------------------------------------------------
Sacramento (City of) California Cogeneration
  Authority (Proctor & Gamble Project);
  Series 1995 RB
  7.00%, 07/01/04                              BBB-      --         500        552,690
======================================================================================
                                                                             7,991,333
======================================================================================

COLORADO-2.29%

Adams (County of) School District No. 1;
  Unlimited Tax Series 1992 GO
  6.63%, 12/01/02(d)(e)                         AAA     Aaa         500        526,555
--------------------------------------------------------------------------------------
Aurora (City of); Public Improvement Series
  2000 COP
  5.50%, 12/01/30(c)                            AAA     Aaa       3,230      3,329,872
--------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority; Sr. Series 2000 A RB
  5.75%, 09/01/35(c)                            AAA     Aaa       1,000      1,052,570
--------------------------------------------------------------------------------------
El Paso (County of) School District No. 2;
  Unlimited Tax Series 2001 GO
  5.25%, 12/01/26(c)                             --     Aaa       1,435      1,446,939
--------------------------------------------------------------------------------------
Highlands Ranch (City of) Metro District No.
  1; Refunding & Improvement Unlimited Tax
  Series 1992 A GO
  7.30%, 09/01/02(d)(e)                         NRR     NRR         500        531,195
--------------------------------------------------------------------------------------
Meridian (City of) Metro District; Refunding
  & Improvement Unlimited Tax Series 2001 B
  GO
  5.00%, 12/01/25                                AA      --       1,000        954,400
--------------------------------------------------------------------------------------
Mesa (County of) School District No. 51;
  Series 1991 B COP
  6.88%, 12/01/05(c)                            AAA     Aaa       1,465      1,502,108
--------------------------------------------------------------------------------------
Mountain Village (City of) Metro District
  (San Miguel County); Refunding Unlimited
  Tax Series 1992 GO
  7.95%, 12/01/02(e)(g)                         NRR     NRR          50         53,068
--------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax
  Series 1992 GO
  7.95%, 12/01/03(f)                             --      --         105        108,824
--------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A RB
  5.25%, 06/15/41(c)                            AAA     Aaa       1,000        999,930
======================================================================================
                                                                            10,505,461
======================================================================================

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE


CONNECTICUT-7.96%

Brooklyn (City of); Unlimited Tax Series 1995
  GO
  5.50%, 05/01/06(c)                            AAA     Aaa     $   250   $    272,055
--------------------------------------------------------------------------------------
  5.70%, 05/01/08(c)                            AAA     Aaa         250        271,720
--------------------------------------------------------------------------------------
Chester (City of); Unlimited Tax Series 1989
  GO
  7.00%, 10/01/05                                --      A2         190        191,301
--------------------------------------------------------------------------------------
Connecticut (State of) (Bradley International
  Airport); Special Obligation Parking Series
  2000 A RB
  6.60%, 07/01/24(b)(c)                           A      --       1,250      1,279,162
--------------------------------------------------------------------------------------
Connecticut (State of); Unlimited Tax Series
  1992 A GO
  6.50%, 03/15/02(d)(e)                          AA     NRR       5,800      5,949,234
--------------------------------------------------------------------------------------
Connecticut (State of) (Transportation
  Infrastructure); Special Tax Obligation
  Series 1991 A RB
  6.80%, 06/01/03(d)(e)                         AA-     Aa3       1,000      1,065,960
--------------------------------------------------------------------------------------
  Special Tax Obligation Series 1991 B RB
  6.50%, 10/01/10                               AA-     Aa3         530        619,755
--------------------------------------------------------------------------------------
  6.50%, 10/01/12                               AA-     Aa3       1,500      1,772,565
--------------------------------------------------------------------------------------
Connecticut (State of) Area Cooperative
  Educational Services (Staff Development/
  Administration Facilities); Refunding
  Unlimited Tax Series 1999 GO
  5.63%, 07/15/19(c)                              A      --       1,060      1,090,772
--------------------------------------------------------------------------------------
Connecticut (State of) Clean Water Fund;
  Series 1991 RB
  7.00%, 01/01/11(d)                            AAA     Aaa          25         25,380
--------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Bridgeport Hydraulic Co. Project);
  Refunding Water Facilities Series 1990 RB
  7.25%, 06/01/20                                 A      --         800        807,072
--------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Elim Park Baptist Home); Refunding 1st
  Gross Mortgage Series 1998 A RB
  5.38%, 12/01/18                              BBB+      --         500        452,240
--------------------------------------------------------------------------------------
Connecticut (State of) Development Authority
  (Pfizer Inc. Project); Series 1982 PCR
  6.55%, 02/15/13                               AAA     Aaa         250        260,570
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Bridgeport Hospital);
  Series 1992 A RB
  6.63%, 07/01/18(c)                            AAA     Aaa         500        518,840
--------------------------------------------------------------------------------------


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
CONNECTICUT-(CONTINUED)

Connecticut (State of) Health & Education
  Facilities Authority (Danbury Hospital);
  Refunding Series 1991 E RB
  6.50%, 07/01/14(c)                            AAA     Aaa     $   110   $    112,508
--------------------------------------------------------------------------------------
  Refunding Series 1999 G RB
  5.63%, 07/01/25(c)                            AAA     Aaa         250        260,662
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Loomis Chaffee
  School); Refunding Series 2001 D RB
  5.25%, 07/01/31                                --      A2       1,500      1,511,895
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Middlesex Hospital);
  Series 1992 G RB
  6.25%, 07/01/02(c)(e)(g)                      AAA     Aaa       1,100      1,143,912
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (New Britain Memorial
  Hospital); Series 1991 A RB
  7.75%, 07/01/02(d)(e)                         AAA     NRR         500        522,980
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Stamford Hospital);
  Series 1996 F RB
  5.40%, 07/01/09(c)                            AAA     Aaa       1,000      1,074,060
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (William W. Backus
  Hospital); Series 1997 D RB
  5.75%, 07/01/27(c)                            AAA     Aaa       1,000      1,043,380
--------------------------------------------------------------------------------------
Connecticut (State of) Health & Education
  Facilities Authority (Windham Community
  Memorial Hospital); Refunding Series 1996 C
  RB
  5.75%, 07/01/11(c)                              A      --         815        850,355
--------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Group Home Mortgage); Special
  Obligation Series 2000 GH-5 RB
  5.85%, 06/15/30(c)                            AAA     Aaa         500        518,785
--------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program);
  Refunding Series 1993 E-1 RB 6.00%,
  05/15/17                                      AAA     Aaa         675        697,916
--------------------------------------------------------------------------------------
  Refunding Series 1998 D-2 RB 5.45%,
  11/15/24(b)                                   AAA     Aaa         250        253,132
--------------------------------------------------------------------------------------
  Refunding Sub- Series 1995 A-1 RB 5.70%,
  05/15/08                                      AAA     Aaa         100        105,655
--------------------------------------------------------------------------------------
  Refunding Sub- Series 1996 D-2 RB 6.20%,
  11/15/27(b)                                   AAA     Aaa       1,495      1,535,410
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

CONNECTICUT-(CONTINUED)

  Refunding Sub- Series 1996 E-1 RB 5.95%,
  05/15/17                                      AAA     Aaa     $   500   $    521,435
--------------------------------------------------------------------------------------
  Refunding Sub- Series 1997 C-2 RB 5.85%,
  11/15/28(b)                                   AAA     Aaa         465        474,551
--------------------------------------------------------------------------------------
  Refunding Sub- Series 1998 E-1 RB 5.13%,
  05/15/21                                      AAA     Aaa         445        444,693
--------------------------------------------------------------------------------------
  Refunding Sub- Series 2000 B-2 RB 5.85%,
  05/15/31(b)                                   AAA     Aaa         965        983,605
--------------------------------------------------------------------------------------
  Refunding Sub- Series 2001 A-1 RB 5.25%,
  11/15/28                                      AAA     Aaa         550        543,405
--------------------------------------------------------------------------------------
  Series 1991 C-3 RB 6.55%, 11/15/13            AAA     Aaa         240        247,661
--------------------------------------------------------------------------------------
  Series 1996 C-1 RB 6.30%, 11/15/17            AAA     Aaa       1,270      1,346,759
--------------------------------------------------------------------------------------
  Series 1996 C-2 RB 6.25%, 11/15/18            AAA     Aaa         750        793,312
--------------------------------------------------------------------------------------
  Series 1996 G RB 6.00%, 11/15/27(b)           AAA     Aaa       1,000      1,030,150
--------------------------------------------------------------------------------------
  Series 1998 C RB 5.50%, 11/15/35(b)           AAA     Aaa       1,775      1,791,277
--------------------------------------------------------------------------------------
Connecticut (State of) Regional School
  District No. 5; Unlimited Tax Series 1992
  GO
  6.00%, 03/01/02(d)(e)                         AAA     Aaa         335        342,826
--------------------------------------------------------------------------------------
Manchester (City of) Eighth Utilities
  District; Unlimited Tax Series 1991 GO
  6.75%, 08/15/06                                --     Aa3         180        206,489
--------------------------------------------------------------------------------------
Mansfield (City of); Unlimited Tax Series
  1990 GO
  6.00%, 06/15/07                                --     Aa3         100        111,808
--------------------------------------------------------------------------------------
  6.00%, 06/15/08                                --     Aa3         100        112,443
--------------------------------------------------------------------------------------
  6.00%, 06/15/09                                --     Aa3         100        113,047
--------------------------------------------------------------------------------------
New Britain (City of); Unlimited Tax Series
  1992 GO
  6.00%, 02/01/11(c)                            AAA     Aaa         400        453,444
--------------------------------------------------------------------------------------
North Canaan (City of); Unlimited Tax Series
  1991 GO
  6.50%, 01/15/08                                --      A3         125        142,590
--------------------------------------------------------------------------------------
  6.50%, 01/15/09                                --      A3         125        143,619
--------------------------------------------------------------------------------------
  6.50%, 01/15/10                                --      A3         125        144,795
--------------------------------------------------------------------------------------
  6.50%, 01/15/11                                --      A3         125        146,555
--------------------------------------------------------------------------------------
Somers (City of); Unlimited Tax Series 1990
  GO
  6.00%, 12/01/10                                --      A1         190        216,638
--------------------------------------------------------------------------------------
University of Connecticut (Student Fee
  Program); Series 2000 A RB
  6.00%, 11/15/21                               AA-      A1       1,325      1,425,316
--------------------------------------------------------------------------------------


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
CONNECTICUT-(CONTINUED)

Waterbury (City of) Housing Authority;
  Refunding Mortgage Series 1998 C RB
  5.45%, 07/01/23(c)                            AAA     Aaa     $   150   $    150,127
--------------------------------------------------------------------------------------
Westbrook (City of); Unlimited Tax Series
  1992 GO
  6.40%, 03/15/10(c)                            AAA     Aaa         380        439,770
======================================================================================
                                                                            36,533,591
======================================================================================

DELAWARE-0.06%

Delaware (State of) Economic Development
  Authority (Osteopathic Hospital
  Association); Refunding Series 1993 A RB
  6.75%, 01/01/13(d)(e)                         NRR     Aaa         250        296,612
======================================================================================

DISTRICT OF COLUMBIA-0.45%

District of Columbia (George Washington
  University); Series 2001 A RB
  5.13%, 09/15/31(c)                            AAA     Aaa       1,000        976,860
--------------------------------------------------------------------------------------
District of Columbia (Gonzaga College High
  School); Series 1999 RB
  5.38%, 07/01/19(c)                            AAA     Aaa       1,055      1,081,164
======================================================================================
                                                                             2,058,024
======================================================================================

FLORIDA-1.88%

Crossings at Fleming Island (Community
  Development District Special Assessment);
  Refunding Series 2000 B RB
  5.80%, 05/01/16(c)                            AAA     Aaa       1,000      1,089,030
--------------------------------------------------------------------------------------
Escambia (County of) (Champion International
  Corp. Project); Series 1994 PCR
  6.90%, 08/01/22(b)                            BBB    Baa2       1,125      1,174,939
--------------------------------------------------------------------------------------
Escambia (County of) Health Facilities
  Authority (Health Care Facility
  Loan-Veterans Hospital Project); Hospital
  Series 2000 RB
  5.95%, 07/01/20(c)                             --     Aaa       1,000      1,098,120
--------------------------------------------------------------------------------------
Florida State Board of Education; Refunding
  Unlimited Tax Series 2001 A GO
  4.75%, 06/01/24                               AA+     Aa2       1,000        939,650
--------------------------------------------------------------------------------------
Jacksonville (City of) Electric Authority;
  Water & Sewer Series 2000 A RB
  5.30%, 10/01/30                                A+     Aa3       1,000        995,540
--------------------------------------------------------------------------------------
Miami-Dade (County of) Aviation (Miami
  International Airport); Series 2000 B RB
  5.75%, 10/01/29(c)                            AAA     Aaa       2,000      2,099,980
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

FLORIDA-(CONTINUED)

Plantation (City of) Health Facilities
  Authority (Covenant Retirement Communities
  Inc.); Series 1992 RB
  7.75%, 12/01/02(e)(g)                         NRR     NRR     $   250   $    267,912
--------------------------------------------------------------------------------------
Sunrise (City of) Utility System; Refunding
  Series 1998 RB
  5.00%, 10/01/28(c)                            AAA     Aaa       1,000        982,590
======================================================================================
                                                                             8,647,761
======================================================================================

GEORGIA-0.33%

Georgia (State of) Housing & Finance
  Authority (Home Ownership Opportunity
  Program); Series 1992 C RB
  6.50%, 12/01/11                               AA+     Aa2         455        469,988
--------------------------------------------------------------------------------------
Savannah (City of) Economic Development
  Authority (Hershey Foods Corp. Project);
  Refunding Series 1992 IDR 6.60%, 06/01/12      A+      --       1,000      1,027,040
======================================================================================
                                                                             1,497,028
======================================================================================

GUAM-0.03%

Guam (Territory of) Power Authority; Series
  1993 A RB
  5.25%, 10/01/23                               BBB      --         125        123,241
======================================================================================

ILLINOIS-6.60%

Chicago (City of); Project & Refunding
  Unlimited Tax Series 2000 C GO
  5.50%, 01/01/40(c)                            AAA     Aaa       1,750      1,780,747
--------------------------------------------------------------------------------------
  Project & Refunding Unlimited Tax Series
  2001 A GO
  5.25%, 01/01/33(c)                            AAA     Aaa       3,940      3,898,197
--------------------------------------------------------------------------------------
Chicago (City of) (Cottage View Terrace
  Apartments); FHA/ GNMA Collateralized
  Multi-Family Housing Series 2000 A RB
  6.13%, 02/20/42(b)                            AAA      --       1,580      1,614,950
--------------------------------------------------------------------------------------
Chicago (City of) Parks District; Refunding
  Unlimited Tax Series 2001 D GO
  5.00%, 01/01/29(c)                            AAA     Aaa       3,000      2,875,740
--------------------------------------------------------------------------------------
Cook (County of); Unlimited Tax Series 1992 B
  GO
  5.75%, 11/15/02(c)(e)(g)                      AAA     Aaa       2,000      2,107,400
--------------------------------------------------------------------------------------
Freeport (City of) (Sewer System
  Improvements); Unlimited Tax Series 2000 RB
  6.00%, 12/01/29(c)                            AAA     Aaa       1,000      1,078,400
--------------------------------------------------------------------------------------


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Adventist Health Systems
  Project); Hospital Series 1997 A RB
  6.00%, 11/15/11(c)                            AAA     Aaa     $ 2,500   $  2,813,300
--------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (CPC International Inc. Project);
  Refunding Series 1992 PCR 6.75%, 05/01/16      --      A1       2,000      2,047,280
--------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University); VRD
  Medium Term Series 1997 RB
  5.25%, 11/01/14(e)(h)                         AA+     Aa1       1,062      1,062,060
--------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Robert Morris College); Series
  2000 RB
  5.80%, 06/01/30(c)                             --     Aaa       1,000      1,039,390
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  A RB
  6.00%, 11/15/19(c)                            AAA     Aaa       1,000      1,063,700
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Evangelical Hospital Corp.);
  Refunding Series 1992 A RB
  6.25%, 04/15/22(d)(e)                         NRR     NRR       1,000      1,150,740
--------------------------------------------------------------------------------------
  Series 1992 C RB
  6.25%, 04/15/22(e)(g)                         NRR     NRR       1,150      1,318,578
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Franciscan Sisters Health Care);
  Series 1992 RB
  6.40%, 09/01/04(c)(d)                         AAA     Aaa       2,000      2,193,100
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Memorial Hospital); Series 1992
  RB
  7.25%, 05/01/02(e)(g)                         NRR     NRR         200        206,728
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (University of Chicago Hospitals
  System); Series 2001 RB
  5.00%, 08/15/31(c)                            AAA     Aaa       1,000        939,870
--------------------------------------------------------------------------------------
Illinois State University (Auxiliary
  Facilities System); Series 1993 RB
  5.75%, 04/01/14(c)                            AAA     Aaa       1,000      1,053,940
--------------------------------------------------------------------------------------
Peoria & Pekin & Waukegan (Cities of); GNMA
  Collateralized Mortgage Series 1990 RB
  7.88%, 08/01/22(b)                             AA      --          30         30,460
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

ILLINOIS-(CONTINUED)

Rockford (City of) School District No. 205;
  Refunding Unlimited Tax Series 2001 GO
  5.00%, 02/01/17(c)                             --     Aaa     $   500   $    501,045
--------------------------------------------------------------------------------------
Tazewell (County of) Community High School
  District No. 303 (Pekin); Unlimited Tax
  Series 1996 GO
  5.63%, 01/01/14(c)                            AAA     Aaa       1,435      1,498,872
======================================================================================
                                                                            30,274,497
======================================================================================

INDIANA-2.55%

Carmel (City of) Retirement Rental Housing
  (Beverly Enterprises Inc. Project);
  Refunding Series 1992 RB
  8.75%, 12/01/08(f)                             --      --          80         83,330
--------------------------------------------------------------------------------------
East Allen (City of) Multi-School Building
  Corp.; First Mortgage Series 2000 RB
  5.75%, 01/15/10(d)(e)                         AAA     Aaa         735        812,307
--------------------------------------------------------------------------------------
Indiana (State of) (Special Program); Series
  2000 A RB
  5.90%, 02/01/14(c)                            AAA     Aaa       1,000      1,095,850
--------------------------------------------------------------------------------------
Indiana (State of) Housing Finance Authority;
  Single Family Mortgage Series B-1 RB
  6.15%, 07/01/17                                --     AAA         125        129,337
--------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority; Highway Series 2000 RB
  5.38%, 12/01/25                                AA     Aa2       2,000      2,022,940
--------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority (Airport Lease Facility); Series
  1992 A RB
  6.25%, 11/01/02(e)(g)                         NRR     Aaa         395        416,843
--------------------------------------------------------------------------------------
  Unrefunded Series 1992 A RB
  6.25%, 11/01/16                                AA      A1         105        110,034
--------------------------------------------------------------------------------------
Indianapolis (City of) (Lake Nora & Fox Club
  Project); Multifamily Series 1999 A RB
  5.90%, 10/01/19(c)                             --     Aaa       1,795      1,885,127
--------------------------------------------------------------------------------------
Indianapolis (City of) Thermal Energy System;
  Series 2001 A RB
  5.00%, 10/01/11(c)                            AAA     Aaa       1,500      1,574,910
--------------------------------------------------------------------------------------
Petersburg (City of) (Indiana Power &
  Lighting Project); Refunding Series 1991
  PCR 5.75%, 08/01/21                           BBB      A3       2,500      2,512,500
--------------------------------------------------------------------------------------


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
INDIANA-(CONTINUED)

Wa-Nee Middle School Building Corp.;
  Unlimited Tax First Mortgage Series 2001 GO
  5.50%, 01/15/20(c)                            AAA     Aaa     $ 1,000   $  1,051,450
======================================================================================
                                                                            11,694,628
======================================================================================

KANSAS-0.61%

Hutchinson (City of) Health Care Facilities
  (Wesley Towers Inc.); Refunding &
  Improvement Series 1999 A RB
  6.25%, 11/15/19(f)                             --      --       1,500      1,367,910
--------------------------------------------------------------------------------------
Newton (City of) (Newton Healthcare Corp.);
  Hospital Series 1994 A RB
  7.38%, 11/15/04(d)(e)                         NRR     NRR         250        285,493
--------------------------------------------------------------------------------------
Overland Park (City of) Development Corp.
  (Overland Park Project); First Tier Series
  2001 A RB
  7.38%, 01/01/32(f)                             --      --       1,135      1,162,524
======================================================================================
                                                                             2,815,927
======================================================================================

KENTUCKY-0.82%

Jefferson (County of) (Beverly Enterprises
  Project); Refunding Health Facilities
  Series 1999 RB
  5.88%, 05/01/08(f)                             --      --         595        577,144
--------------------------------------------------------------------------------------
Mount Sterling (City of) (Kentucky League
  Cities); Lease Funding Series 1993 A RB
  6.15%, 03/01/13                                --     Aa3       3,000      3,178,470
======================================================================================
                                                                             3,755,614
======================================================================================

LOUISIANA-4.65%

Lafayette (City of) Public Improvement; Sales
  Tax Series 2000 A RB
  5.50%, 03/01/23(c)                            AAA     Aaa       1,360      1,407,858
--------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (Capital Projects &
  Equipment Acquisitions); Series 2000 RB
  6.55%, 09/01/25(c)                              A      --       6,000      6,525,060
--------------------------------------------------------------------------------------
  Series 2000 A RB
  6.30%, 07/01/30(c)                            AAA     Aaa       3,000      3,496,710
--------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environment Facilities & Community
  Development Authority (Parking Facilities
  Corp. Garage Project); Series 2001 A RB
  5.20%, 10/01/20(c)                            AAA     Aaa       1,000      1,008,240
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

LOUISIANA-(CONTINUED)

Louisiana (State of) Public Facilities
  Authority (Medical Center at New Orleans
  Project); Series 1992 RB
  6.13%, 10/15/07                               AAA      --     $ 2,775   $  2,850,119
--------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Tulane University of Louisiana);
  Series 1996 RB
  6.00%, 10/01/16(c)                            AAA     Aaa       2,500      2,738,450
--------------------------------------------------------------------------------------
Ouachita (Parish of) Hospital Service
  District No. 1 (Glenwood Regional Medical
  Center); Refunding Hospital Series 1996 RB
  5.70%, 05/15/16(c)                            AAA     Aaa       1,000      1,058,000
--------------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
  District; Public Improvement Series 1987 RB
  7.60%, 01/01/08(d)                            NRR     NRR         500        598,200
--------------------------------------------------------------------------------------
  7.60%, 01/01/09(d)                            NRR     NRR         500        605,615
--------------------------------------------------------------------------------------
West Feliciana (Parish of) (Gulf States
  Utilities); Series 1992 A PCR
  7.50%, 05/01/15                               BB+     Ba1       1,000      1,034,710
======================================================================================
                                                                            21,322,962
======================================================================================

MAINE-0.50%

Maine (State of) Educational Loan Authority;
  Supplemental Education Loan Series A-2 RB
  6.95%, 12/01/07(b)(f)                          --      --         690        712,363
--------------------------------------------------------------------------------------
Maine (State of) Housing Authority; Mortgage
  Series 1999 E-1 RB
  5.85%, 11/15/20                               AA+     Aa2       1,500      1,557,705
======================================================================================
                                                                             2,270,068
======================================================================================

MARYLAND-1.26%

Maryland (State of) Health & Higher Education
  Facilities Authority (Johns Hopkins
  University); Refunding Series 2001 B RB
  5.00%, 07/01/41                                AA     Aa2       2,000      1,933,160
--------------------------------------------------------------------------------------
Maryland (State of) Health & Higher Education
  Facilities Authority (University of
  Maryland Medical System); Series 2001 RB
  5.25%, 07/01/28                                 A    Baa1       2,000      1,927,980
--------------------------------------------------------------------------------------
  5.25%, 07/01/34                                 A    Baa1       2,000      1,904,360
======================================================================================
                                                                             5,765,500
======================================================================================


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

MASSACHUSETTS-1.80%

Massachusetts (State of) Development
  Financing Agency (Briarwood Project);
  Series 2001 B RB
  7.88%, 12/01/15(f)                             --      --     $ 1,000   $  1,042,740
--------------------------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Winchester Hospital);
  Series 1994 D RB
  5.80%, 07/01/09                               AAA      --       1,000      1,072,190
--------------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Agency; Single Family Housing Series 1994
  RB
  6.60%, 12/01/26(b)                             AA     Aa3       1,640      1,699,204
--------------------------------------------------------------------------------------
Massachusetts (State of) Industrial Finance
  Agency (Beverly Enterprises); Refunding
  Series 1992 RB
  8.00%, 05/01/02(f)                             --      --          75         75,179
--------------------------------------------------------------------------------------
Massachusetts (State of) Municipal Wholesale
  Electric Cooperative Power Supply; System
  Series 1992 A RB
  6.75%, 07/01/02(c)(e)(g)                      AAA     Aaa       3,000      3,125,550
--------------------------------------------------------------------------------------
Massachusetts (State of) Turnpike Authority
  Metro Highway System; Refunding Sub-Series
  1999 A RB
  4.75%, 01/01/34(c)                            AAA     Aaa       1,400      1,262,198
======================================================================================
                                                                             8,277,061
======================================================================================

MICHIGAN-8.34%

Anchor Bay School District; Refunding
  Unlimited Tax Series 2001 GO
  5.00%, 05/01/29                               AAA     Aaa       1,000        966,720
--------------------------------------------------------------------------------------
Bullock Creek School District; Unlimited Tax
  Series 2000 GO
  5.50%, 05/01/22                               AAA     Aaa       1,000      1,028,580
--------------------------------------------------------------------------------------
Detroit (City of) Sewer Disposal System;
  Refunding Sr. Lien Series 2001 A RB
  5.13%, 07/01/31(c)                            AAA     Aaa       2,000      1,974,460
--------------------------------------------------------------------------------------
Detroit (City of) Water Supply System; Sr.
  Lien Series 2001 A RB
  5.00%, 07/01/30(c)                            AAA     Aaa      14,790     14,374,105
--------------------------------------------------------------------------------------
  5.25%, 07/01/33(c)                            AAA     Aaa       3,500      3,494,470
--------------------------------------------------------------------------------------
Garden City Hospital Finance Authority
  (Garden City Hospital); Hospital Refunding
  Series 1998 A RB
  5.63%, 09/01/10                                --      B1       1,000        801,980
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

MICHIGAN-(CONTINUED)

Haslett (City of) Public School District
  (Building & Site); Unlimited Tax Series
  2001 GO
  5.00%, 05/01/22                               AAA     Aaa     $ 1,250   $  1,229,588
--------------------------------------------------------------------------------------
Lake Orion Community School District;
  Refunding Unlimited Tax Series 1994 GO
  7.00%, 05/01/05(d)(e)                         AAA     Aaa       2,500      2,836,475
--------------------------------------------------------------------------------------
Lincoln Park (City of) School District;
  Unlimited Tax Series 1996 GO
  6.00%, 05/01/06(c)(e)(g)                      AAA     Aaa       1,210      1,352,284
--------------------------------------------------------------------------------------
Michigan (State of); Refunding State Trunk
  Line Series 1998 A RB
  4.75%, 11/01/20(c)                            AAA     Aaa       1,000        953,360
--------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Rental Housing Series 1992 A RB
  6.60%, 04/01/12                               AA-      --         945        982,186
--------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Drinking Water Revolving Fund); Series
  2000 RB
  5.50%, 10/01/22                               AAA     Aaa       1,000      1,033,210
--------------------------------------------------------------------------------------
Michigan (State of) Public Water Agency
  (Combustion Turbine No. 1); Series 2001 A
  RB
  5.25%, 01/01/24(c)                            AAA     Aaa       2,500      2,521,000
--------------------------------------------------------------------------------------
Ypsilanti (City of) School District;
  Refunding Unlimited Tax Series 1996 GO
  5.75%, 05/01/07(d)(e)                         AAA     Aaa       4,275      4,716,437
======================================================================================
                                                                            38,264,855
======================================================================================

MINNESOTA-0.63%

Bloomington (City of) Independent School
  District No. 271; Unlimited Tax Series 2001
  A GO
  5.13%, 02/01/22(c)                             --     Aaa       1,000      1,001,160
--------------------------------------------------------------------------------------
Minneapolis (City of) (Parking Ramp Project);
  Unlimited Tax Series 2000 A GO
  5.90%, 12/01/20                               AAA     Aa1       1,000      1,075,300
--------------------------------------------------------------------------------------
Minneapolis & St. Paul (Cities of)
  Metropolitan Airports Commission (Northwest
  Airlines Inc.); Special Facilities Series
  2001 A RB
  7.00%, 04/01/25(b)(f)                          --      --       1,000        797,620
======================================================================================
                                                                             2,874,080
======================================================================================


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

MISSISSIPPI-1.14%

Mississippi (State of) Higher Education
  Assistance Corp.; Sub-Series 1994 C RB
  7.50%, 09/01/09(b)                             --      A2     $ 5,000   $  5,230,450
======================================================================================

MISSOURI-1.25%

Kansas City Industrial Development Authority
  (General Motors Corp. Project); Series 1984
  PCR 6.05%, 04/01/06                          BBB+      A3       1,435      1,438,415
--------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  & Energy Resources Authority (State
  Revolving Fund); Unrefunded Water Pollution
  Series 1995 C RB
  5.85%, 01/01/10                                --     Aaa         270        289,197
--------------------------------------------------------------------------------------
  Water Pollution Series 1995 C RB
  5.85%, 01/01/05(e)(g)                         NRR     Aaa         730        802,781
--------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Educational Facilities Series
  2001 A RB
  5.13%, 06/15/41                               AA+     Aa1       3,250      3,193,093
======================================================================================
                                                                             5,723,486
======================================================================================

NEVADA-2.67%

Boulder (City of) (Boulder City Hospital Inc.
  Project); Refunding Hospital Series 1998 RB
  5.85%, 01/01/22(f)                             --      --         500        418,960
--------------------------------------------------------------------------------------
Clark (County of); Airport Lien Sub-Series
  2001 B RB
  5.25%, 07/01/34(c)                            AAA     Aaa       3,000      2,985,960
--------------------------------------------------------------------------------------
Clark (County of) (Nevada Power Company
  Project); Series 1992 C IDR 7.20%, 10/01/22    A-    Baa1       1,500      1,543,920
--------------------------------------------------------------------------------------
Humboldt (County of) (Sierra Pacific
  Project); Refunding Series 1987 PCR 6.55%,
  10/01/13(c)                                   AAA     Aaa       3,000      3,091,320
--------------------------------------------------------------------------------------
Las Vegas (City of); Refunding Limited Tax
  Series 1992 GO
  6.50%, 04/01/02(c)(e)(g)                      AAA     Aaa       1,000      1,027,910
--------------------------------------------------------------------------------------
Reno (City of) Redevelopment Agency;
  Refunding Sub- Series 1995 A Tax Allocation
  Notes
  6.00%, 06/01/10                                --    Baa3       1,185      1,219,448
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

NEVADA-(CONTINUED)

Truckee Meadows Water Authority; Series 2001
  A RB
  5.13%, 07/01/30(c)                            AAA     Aaa     $ 2,000   $  1,963,200
======================================================================================
                                                                            12,250,718
======================================================================================

NEW JERSEY-2.68%

Hudson (County of) Correctional Facility;
  Refunding Series 1992 COP
  6.60%, 12/01/21(c)                            AAA     Aaa       1,250      1,286,738
--------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Atlantic Sewer Co.); Sewer
  Facilities Series 1991 RB
  7.25%, 12/01/11(b)(f)                          --      --       1,445      1,474,825
--------------------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines Inc.
  Project); Special Facility Series 1999 RB
  6.25%, 09/15/29(b)                            BB-      B3       6,300      5,009,382
--------------------------------------------------------------------------------------
  6.40%, 09/15/23(b)                            BB-      B3       1,000        825,950
--------------------------------------------------------------------------------------
  Special Facility Series 2000 RB
  7.00%, 11/15/30(b)                            BB-      B3       4,000      3,467,920
--------------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994 RB
  7.25%, 07/01/27(f)                             --      --         250        250,258
======================================================================================
                                                                            12,315,073
======================================================================================

NEW MEXICO-1.10%

Las Cruces (City of) South Central Solid
  Waste Authority; Environmental Services
  Series 1995 RB
  5.65%, 06/01/09                                --      A3         575        598,391
--------------------------------------------------------------------------------------
Los Alamos (County of); Refunding Utility
  Series 1994 A RB
  6.00%, 07/01/15(c)                            AAA     Aaa       2,000      2,177,380
--------------------------------------------------------------------------------------
Santa Fe (City of); Series 1994 RB
  6.25%, 06/01/04(d)(e)                         AAA     Aaa       2,100      2,281,461
======================================================================================
                                                                             5,057,232
======================================================================================

NEW YORK-4.18%

Metropolitan Transportation Authority;
  Dedicated Tax Fund Series 2000 A RB
  5.88%, 04/01/25(c)                            AAA     Aaa       1,500      1,600,365
--------------------------------------------------------------------------------------


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
NEW YORK-(CONTINUED)

New York (City of); Unlimited Tax Series 1994
  B1 GO
  7.38%, 08/15/04(d)(e)                           A     Aaa     $   500   $    567,345
--------------------------------------------------------------------------------------
  Unlimited Tax Series 1996 A GO
  6.25%, 08/01/17(d)                              A      A2       3,035      3,306,663
--------------------------------------------------------------------------------------
  Unlimited Tax Sub- Series 1992 C-1 GO
  7.00%, 08/01/02(d)(e)                           A     Aaa       1,990      2,075,252
--------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1991 B GO
  7.00%, 02/01/18(d)(e)                         AAA     Aaa         830        842,599
--------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1992 D GO
  7.70%, 02/01/09                                 A      A2          15         15,279
--------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Sub-Series 1992
  C-1 GO
  7.00%, 08/01/17                                 A      A2          10         10,380
--------------------------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (The Lighthouse Inc. Project); Civic
  Facilities Series 1992 RB
  (LOC-Chase Manhattan Bank)
  6.50%, 07/01/02(d)(e)                         NRR     NRR       1,500      1,561,110
--------------------------------------------------------------------------------------
New York (City of) Industrial Development
  Agency (University of Staten Island
  Hospital Project); Civic Facilities Series
  2001 B RB
  6.38%, 07/01/31                                --    Baa3         600        597,978
--------------------------------------------------------------------------------------
New York (City of) Municipal Water Finance
  Authority; Water & Sewer System Series 1987
  A RB
  5.00%, 06/15/17                                AA     Aa2       1,350      1,350,270
--------------------------------------------------------------------------------------
New York (City of) Municipal Water Finance
  Authority; Water & Sewer System Series 1996
  A RB
  5.50%, 06/15/24(c)                            AAA     Aaa       1,000      1,023,660
--------------------------------------------------------------------------------------
New York (City of) Municipal Water Finance
  Authority; Water & Sewer System Series 1997
  B RB
  5.75%, 06/15/29                                AA     Aa2       3,850      4,001,151
--------------------------------------------------------------------------------------
New York (State of) Dorm Authority (State
  University Educational Facilities); Series
  1995 A RB
  6.50%, 05/15/06                               AA-      A3       1,000      1,124,930
--------------------------------------------------------------------------------------
New York (State of) Environmental Facilities
  Corp. (State Water Revolving Project);
  Series 1991 E PCR 6.88%, 06/15/10             AAA     Aaa       1,100      1,122,242
======================================================================================
                                                                            19,199,224
======================================================================================

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE


NORTH CAROLINA-1.25%

North Carolina (State of) Eastern Municipal
  Power Agency; Power System Series 1993 A RB
  6.13%, 01/01/10(d)                            AAA     Aaa     $ 1,500   $  1,705,440
--------------------------------------------------------------------------------------
North Carolina (State of) Housing Finance
  Agency; Single Family-Series II 1996 RB
  6.20%, 03/01/16                                AA     Aa2         480        502,992
--------------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency (No. 1 Catawba Electric Project);
  Refunding Series 1990 RB
  6.50%, 01/01/10(d)                            AAA     Aaa         260        297,492
--------------------------------------------------------------------------------------
  Refunding Series 1992 RB
  7.25%, 01/01/07                              BBB+    Baa1       2,890      3,240,239
======================================================================================
                                                                             5,746,163
======================================================================================

OHIO-1.65%

Cleveland (City of) Parking Facilities
  Improvement Series 1992 RB
  8.00%, 09/15/02(e)(g)                         NRR     NRR         500        529,690
--------------------------------------------------------------------------------------
Fairfield (City of) School District;
  Unlimited Tax Series 1995 GO
  6.10%, 12/01/05(d)(e)                         AAA     Aaa       1,000      1,112,640
--------------------------------------------------------------------------------------
Findlay (City of); Limited Tax Series 1996 GO
  5.88%, 07/01/17                               AA-     Aa3       1,000      1,065,820
--------------------------------------------------------------------------------------
Lake Ohio School District; Unlimited Tax
  Series 2000 GO
  5.75%, 12/01/26(c)                            AAA     Aaa       2,500      2,648,700
--------------------------------------------------------------------------------------
Montgomery (County of) Ohio Hospital
  Authority (Grandview Hospital & Medical
  Center); Refunding Hospital Series 1997 RB
  5.50%, 12/01/09(d)(e)                        BBB+     NRR       1,000      1,095,620
--------------------------------------------------------------------------------------
Ohio (State of) Department of Transportation
  (Panhandle Rail Line Project); Series 1992
  COP 6.50%, 04/15/12(c)                        AAA     Aaa       1,100      1,131,240
======================================================================================
                                                                             7,583,710
======================================================================================

OKLAHOMA-1.80%

Mustang (City of) Improvement Utility
  Authority; Series 1999 RB
  5.70%, 10/01/19(c)                             --     Aaa       1,500      1,586,595
--------------------------------------------------------------------------------------


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
OKLAHOMA-(CONTINUED)

Oklahoma (State of) Development Finance
  Authority (St. John Health System);
  Refunding Series 1999 RB
  5.75%, 02/15/18                                AA     Aa3     $   675   $    711,322
--------------------------------------------------------------------------------------
  5.75%, 02/15/25                                AA     Aa3       1,750      1,826,475
--------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (St.
  John's Medical Center Project); Hospital
  Series 1994 RB
  6.25%, 02/15/06(d)(e)                          AA     Aa3       2,000      2,223,980
--------------------------------------------------------------------------------------
Tulsa (City of) Industrial Authority (Tulsa
  Regional Medical Center); Hospital Series
  1992 RB
  7.20%, 06/01/03(d)(e)                         AAA     NRR         500        545,220
--------------------------------------------------------------------------------------
Tulsa (City of) Public Facilities Authority;
  Capital Improvement Series 1988 B RB
  6.00%, 03/01/08                                A+      --       1,305      1,361,037
======================================================================================
                                                                             8,254,629
======================================================================================

OREGON-0.75%

Cow Creek Band Umpqua Tribe of Indians;
  Series 1998 B RB
  5.10%, 07/01/12(c)(i)                         AAA     Aaa       1,000      1,027,720
--------------------------------------------------------------------------------------
Portland (City of) Sewer System; Series 1994
  A RB
  6.20%, 06/01/04(e)(g)                         AAA      A1       1,200      1,313,700
--------------------------------------------------------------------------------------
  6.25%, 06/01/04(e)(g)                         AAA      A1       1,000      1,095,870
======================================================================================
                                                                             3,437,290
======================================================================================

PENNSYLVANIA-2.18%

Allegheny (County of) Port Authority; Special
  Revenue Transportation Series 1999 RB
  6.13%, 03/01/09(c)(e)(g)                      AAA     Aaa       1,000      1,139,950
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Refunding Health Care VRD Series 1998 A RB
  1.35%, 01/01/28(c)(h)                          --     Aaa         914        914,000
--------------------------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises Inc.
  Project); Refunding Series 2001 RB
  7.38%, 12/01/08(f)                             --      --       1,450      1,475,796
--------------------------------------------------------------------------------------
Cranberry (Township of); Refunding Unlimited
  Tax Series 2001 B GO
  5.00%, 12/01/25(c)                             --     Aaa       1,000        975,450
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

PENNSYLVANIA-(CONTINUED)

Montgomery (County of) Industrial Development
  Authority (Pennsburg Nursing &
  Rehabilitation Center); Series 1993 RB
  7.63%, 03/31/04(d)(e)                         NRR     Aaa     $   100   $    113,612
--------------------------------------------------------------------------------------
Pennsylvania (State of); Unlimited Tax Third
  Series 1994 GO
  6.75%, 11/15/13(c)                            AAA     Aaa       1,250      1,388,388
--------------------------------------------------------------------------------------
Pennsylvania (State of) Economic Financing
  Authority (Colver Project); Resource
  Recovery Series 1994 D RB
  7.05%, 12/01/10(b)                           BBB-      --       2,900      3,042,158
--------------------------------------------------------------------------------------
Pennsylvania (State of) Public School
  Building Authority (Lehigh Career &
  Technical Institution); Series 2001 RB
  5.00%, 10/01/26(c)                             --     Aaa       1,000        972,320
======================================================================================
                                                                            10,021,674
======================================================================================

PUERTO RICO-0.38%

Children's Trust Fund; Sr. Tobacco Settlement
  Series 2000 RB
  6.00%, 07/01/26                                 A     Aa3       1,000      1,051,770
--------------------------------------------------------------------------------------
Puerto Rico (Commonwealth of) (Public
  Improvement); Unlimited Tax Series 2000 GO
  6.00%, 07/01/05(e)                              A    Baa1         500        557,200
--------------------------------------------------------------------------------------
Puerto Rico (Commonwealth of) Highway &
  Transportation Authority; Transportation
  Series 2000 B RB
  6.00%, 07/01/10(d)(e)                           A    Baa1         100        115,413
======================================================================================
                                                                             1,724,383
======================================================================================

RHODE ISLAND-0.52%

Rhode Island (State of) Depositors Economic
  Protection Corp.; Special Obligation Series
  1992 A RB
  6.95%, 08/01/02(d)(e)                         AAA     Aaa       1,250      1,308,825
--------------------------------------------------------------------------------------
Rhode Island (State of) Housing & Mortgage
  Finance Corp.; Homeownership Opportunity
  Series 15-B RB
  6.00%, 10/01/04                               AA+     Aa2       1,000      1,056,050
======================================================================================
                                                                             2,364,875
======================================================================================

SOUTH CAROLINA-1.17%

Piedmont Municipal Power Agency; Refunding
  Series 1986 A RB
  5.75%, 01/01/24                              BBB-    Baa3       1,150      1,084,427
--------------------------------------------------------------------------------------


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Hospital Facilities Improvement
  Series 2000 A RB
  7.13%, 12/15/15                               BBB    Baa2     $ 1,000   $  1,075,490
--------------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 2002 B RB
  5.13%, 01/01/32(c)                            AAA     Aaa       1,250      1,233,925
--------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 2001 A RB
  5.00%, 10/01/29(c)                             --     Aaa       1,000        975,060
--------------------------------------------------------------------------------------
  5.10%, 10/01/27(c)                             --     Aaa       1,000        985,850
======================================================================================
                                                                             5,354,752
======================================================================================

SOUTH DAKOTA-0.47%

Aberdeen (City of) School District No. 6-1;
  Unlimited Tax Series 2000 GO
  5.45%, 01/01/26(c)                            AAA     Aaa       2,000      2,042,320
--------------------------------------------------------------------------------------
South Dakota (State of) Health & Educational
  Facilities Authority (Huron Regional
  Medical Center); Series 1994 RB
  7.25%, 04/01/20                               BBB      --         100        103,783
======================================================================================
                                                                             2,146,103
======================================================================================

TENNESSEE-3.03%

Clarksville (City of) Public Building
  Authority; VRD Pooled Funding Series 1999
  RB (LOC-Bank of America N.A.)
  1.40%, 06/01/29(e)(h)                          --     Aa1       2,195      2,195,000
--------------------------------------------------------------------------------------
Franklin (City of) Industrial Development
  Board (Landings Apartment Project);
  Multifamily Housing Refunding Series 1996 A
  RB
  5.75%, 04/01/10(c)                            AAA     Aaa         900        955,917
--------------------------------------------------------------------------------------
Putnam (County of); Refunding Unlimited Tax
  Series 2001 GO
  5.25%, 04/01/17(c)                             --     Aaa       2,000      2,109,260
--------------------------------------------------------------------------------------
Robertson & Sumner (Counties of) White House
  Utility District; Water & Sewer Series 2000
  RB
  6.00%, 01/01/10(c)(e)(g)                      NRR     Aaa       1,000      1,124,990
--------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Public Improvements Project); VRD Series
  1995 A RB
  1.38%, 06/01/15(c)(h)                         AAA     Aaa       6,195      6,195,000
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

TENNESSEE-(CONTINUED)

Shelby (County of) Health Educational &
  Housing Facilities Board (Kirby Pines
  Retirement Community); Health Care
  Facilities Series 1997 A RB
  6.25%, 11/15/16(f)                             --      --     $ 1,000   $    913,430
--------------------------------------------------------------------------------------
Tennessee (State of) Housing Development
  Agency; Homeownership Progressive Series
  1992 RB
  6.80%, 07/01/17                                AA     Aa2         395        404,595
======================================================================================
                                                                            13,898,192
======================================================================================

TEXAS-21.80%

Allen (City of) Independent School District;
  Refunding Unlimited Tax Series 2000 GO
  5.95%, 02/15/25                               AAA     Aaa       1,600      1,691,888
--------------------------------------------------------------------------------------
Arlington (City of) Independent School
  District; Unlimited Tax Series 1995 GO
  5.75%, 02/15/05(e)(g)                         NRR     Aaa         705        761,985
--------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  5.75%, 02/15/21                               NRR     Aaa         295        302,053
--------------------------------------------------------------------------------------
Austin (City of) Hotel Occupancy Tax;
  Refunding Sub. Lien Series 1999 RB
  5.80%, 11/15/29(c)                            AAA     Aaa       1,000      1,041,790
--------------------------------------------------------------------------------------
Austin (City of) Water & Wastewater System;
  Refunding Series 2001 B RB
  5.25%, 05/15/31(c)                            AAA     Aaa       1,750      1,736,910
--------------------------------------------------------------------------------------
Austin Community College District; Combined
  Fee Revenue Building and Revenue Series
  1995 RB
  6.10%, 02/01/05(c)(e)(g)                      AAA     Aaa       1,115      1,215,105
--------------------------------------------------------------------------------------
Bellville (City of) Independent School
  District; Unlimited Tax Series 1995 GO
  6.13%, 02/01/06(d)(e)                         NRR     Aaa         535        591,897
--------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1995 GO
  6.13%, 02/01/20                               NRR     Aaa         295        314,317
--------------------------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (Dymaxion & Monarch Park Apartments);
  Multifamily Housing Series 2000 RB
  6.10%, 08/01/30(c)                             --     Aaa       1,000      1,033,640
--------------------------------------------------------------------------------------
Bexar (County of) Metropolitan Water
  District; Lease Purchase Series 2001 RB
  5.53%, 07/20/06(f)                             --      --         752        759,507
--------------------------------------------------------------------------------------


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
TEXAS-(CONTINUED)

Brazos (County of) Health Facilities
  Development Corp. (Franciscan Services
  Corp.); Series 1997 A RB
  5.38%, 01/01/22(c)                            AAA     Aaa     $ 1,250   $  1,258,663
--------------------------------------------------------------------------------------
Brazos (County of) Higher Education Loan
  Authority Inc.; Refunding Series 1992 C-1
  RB
  6.45%, 11/01/02(b)                             --     Aaa       1,135      1,170,707
--------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO
  5.25%, 02/15/33                               AAA     Aaa       1,350      1,341,792
--------------------------------------------------------------------------------------
Carrollton (City of); Limited Tax Series 1996
  GO
  5.75%, 08/15/06(d)(e)                          AA     Aa2       1,000      1,101,810
--------------------------------------------------------------------------------------
Cleveland (City of) Independent School
  District; Unlimited Tax Series 2001 GO
  5.13%, 02/01/31                               AAA     Aaa       2,000      1,948,440
--------------------------------------------------------------------------------------
Comal (County of) Independent School
  District; Refunding Unlimited Tax Series
  1999 GO
  5.75%, 08/01/28                                --     Aaa       1,000      1,043,260
--------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2001 GO
  5.25%, 02/01/28                                --     Aaa       1,000      1,000,700
--------------------------------------------------------------------------------------
Dallas (City of) Area Rapid Transit; Sr. Lien
  Series 2001 RB
  5.00%, 12/01/31(c)                            AAA     Aaa       2,750      2,646,765
--------------------------------------------------------------------------------------
DeSoto (City of) Independent School District;
  Refunding Unlimited Tax Series 1998 GO
  5.13%, 08/15/17                               AAA      --       1,000      1,000,070
--------------------------------------------------------------------------------------
Fort Bend (County of) Flood Control Water
  Supply Corp.; Series 2001 RB
  5.00%, 03/01/20(c)                            AAA     Aaa       1,000        987,080
--------------------------------------------------------------------------------------
Georgetown (City of); Utility System Series
  1995 A RB
  6.20%, 08/15/05(c)(e)(g)                      AAA     Aaa       1,500      1,657,410
--------------------------------------------------------------------------------------
Grapevine (City of); Limited Tax Series 2000
  COP GO
  5.88%, 08/15/26(c)                            AAA     Aaa       1,610      1,699,951
--------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care Project); Hospital Series 2001 A RB
  6.38%, 06/01/29                                A-      A3         750        781,883
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

TEXAS-(CONTINUED)

Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital Project); Refunding Series 1991 A
  RB
  5.38%, 02/15/26                                AA      --     $ 1,000   $    984,730
--------------------------------------------------------------------------------------
  Series 1991 RB
  6.70%, 02/15/03(d)(e)                         AAA     Aa3       1,000      1,051,780
--------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Childrens'
  Hospital Project); Hospital Series 1999 A
  RB
  5.25%, 10/01/29                                AA     Aa2       2,000      1,945,820
--------------------------------------------------------------------------------------
Harris (County of) Houston Sports Authority;
  Refunding Jr. Lien Series 2001 B RB
  5.25%, 11/15/40(c)                            AAA     Aaa       3,000      2,970,300
--------------------------------------------------------------------------------------
Harris (County of) Mental Health and Mental
  Retardation Authority; Refunding Series
  1992 RB
  6.25%, 09/15/10(c)                            AAA     Aaa       4,500      4,610,745
--------------------------------------------------------------------------------------
Houston (City of); Limited Tax Series 1992 C
  GO
  6.25%, 03/01/02(d)(e)                         AA-     Aa3       1,470      1,475,160
--------------------------------------------------------------------------------------
Houston (City of) Airport System; Sub. Lien
  Series 2000 B RB
  5.50%, 07/01/30(c)                            AAA     Aaa       1,000      1,019,480
--------------------------------------------------------------------------------------
Houston (City of) Water & Sewer System; Jr.
  Lien Series 1997 C RB
  5.38%, 12/01/27(c)                            AAA     Aaa       2,495      2,520,973
--------------------------------------------------------------------------------------
Hurst-Euless-Bedford Independent School
  District; Unlimited Tax Series 1994 GO
  6.50%, 08/15/04(d)(e)                         AAA     Aaa         640        702,323
--------------------------------------------------------------------------------------
  Unrefunded Unlimited Tax Series 1994 GO
  6.50%, 08/15/24                               AAA     Aaa         360        388,987
--------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Limited Tax Series 1999 GO
  6.13%, 02/15/32                               AAA     Aaa       1,500      1,597,110
--------------------------------------------------------------------------------------
  Unlimited Tax Series 2001 B GO
  5.00%, 02/15/32                               AAA     Aaa       3,000      2,861,100
--------------------------------------------------------------------------------------
Kaufman (City of) Independent School
  District; Refunding Unlimited Tax Series
  2002 GO
  5.13%, 02/15/32                               AAA     Aaa       2,000      1,944,720
--------------------------------------------------------------------------------------


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
TEXAS-(CONTINUED)

Keller (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  5.25%, 08/15/26                               AAA     Aaa     $ 2,000   $  1,997,220
--------------------------------------------------------------------------------------
  Series 1994 COP
  6.00%, 08/15/05(c)                            AAA     Aaa       1,000      1,099,000
--------------------------------------------------------------------------------------
Laredo (City of); Refunding Limited Tax
  Series 1998 GO
  5.13%, 08/15/14(c)                            AAA     Aaa         800        818,280
--------------------------------------------------------------------------------------
Laredo (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  5.00%, 08/01/20                               AAA     Aaa       1,630      1,597,253
--------------------------------------------------------------------------------------
Little Elm (City of) Independent School
  District; Refunding Unlimited Tax Series
  1999 GO
  6.00%, 08/15/35                               AAA      --       2,500      2,648,750
--------------------------------------------------------------------------------------
  Refunding Unlimited Tax Series 2000 GO
  6.13%, 08/15/35                               AAA      --       1,000      1,074,440
--------------------------------------------------------------------------------------
Lockhart (City of) Tax and Utility Systems;
  Limited Tax Series 1996 GO
  Ctfs.
  5.85%, 08/01/11(c)                            AAA     Aaa         605        647,235
--------------------------------------------------------------------------------------
  5.90%, 08/01/06(d)(e)                         AAA     Aaa       1,100      1,220,351
--------------------------------------------------------------------------------------
Matagorda (County of) Navigation District #1
  (Reliant Energy Project); Refunding Series
  1999 B RB
  5.95%, 05/01/30(b)                            BBB    Baa1       2,000      1,959,600
--------------------------------------------------------------------------------------
Nacogdoches (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO
  5.30%, 02/15/25                               AAA     Aaa       1,765      1,773,772
--------------------------------------------------------------------------------------
North Texas Higher Education Authority Inc.;
  Student Loan Series 1993 C RB
  6.10%, 04/01/08(b)                             --     Aa2       1,000      1,035,830
--------------------------------------------------------------------------------------
  Student Loan Series 1993 D RB
  6.30%, 04/01/09(b)                             --      A2         500        517,300
--------------------------------------------------------------------------------------
Northside Independent School District;
  Unlimited Tax Series 1999 A GO
  5.50%, 08/15/24                               AAA     Aaa       1,000      1,020,350
--------------------------------------------------------------------------------------
Pflugerville (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  5.50%, 08/15/23                               AAA     Aaa       1,615      1,653,582
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

TEXAS-(CONTINUED)

Plano (City of); Limited Tax Series 2000 GO
  5.88%, 09/01/19                               AAA     Aaa     $   850   $    908,633
--------------------------------------------------------------------------------------
  Limited Tax Series 2001 A GO
  5.00%, 09/01/21                               AAA     Aaa       1,340      1,308,885
--------------------------------------------------------------------------------------
Richardson (City of); Hotel Occupancy Limited
  Tax Series 2000 A GO
  Ctfs.
  5.75%, 02/15/21(c)                            AAA     Aaa       2,000      2,094,120
--------------------------------------------------------------------------------------
  Limited Tax Series 2001 GO
  Ctfs.
  5.00%, 02/15/19                               AA+     Aa1       1,720      1,689,040
--------------------------------------------------------------------------------------
Richardson (City of) Hospital Authority
  (Richardson Medical Center); Unrefunded
  Hospital Series 1993 RB
  6.50%, 12/01/12                              BBB+    Baa1         870        892,611
--------------------------------------------------------------------------------------
  6.75%, 12/01/23                              BBB+    Baa1       1,000      1,009,560
--------------------------------------------------------------------------------------
San Angelo (City of) Waterworks & Sewer
  System; Refunding & Improvement Series 2001
  RB
  5.25%, 04/01/19(c)                            AAA     Aaa       1,000      1,011,520
--------------------------------------------------------------------------------------
San Antonio (City of) Independent School
  District; Unlimited Tax Series 1999 GO
  5.50%, 08/15/24                               AAA     Aaa       3,500      3,571,225
--------------------------------------------------------------------------------------
Spring Branch Independent School District;
  Limited Tax Series 2000 GO
  5.75%, 02/01/24                               AAA     Aaa       1,700      1,772,879
--------------------------------------------------------------------------------------
Texas (State of) (Veteran's Land); Unlimited
  Tax Series 1994 GO
  6.40%, 12/01/24(b)                             AA     Aa1       2,000      2,147,760
--------------------------------------------------------------------------------------
Texas (State of) Department of Housing &
  Community Affairs (Asmara Affordable
  Housing Inc. Project); Multifamily Housing
  Series 1996 A RB
  6.30%, 01/01/16                                 A      --         310        314,613
--------------------------------------------------------------------------------------
Texas (State of) Public Property Finance
  Corp. (Mental Health & Mental Retardation);
  Series 1996 RB
  6.20%, 09/01/16                              BBB+      --         735        759,446
--------------------------------------------------------------------------------------
Town Center Improvement District; Sales &
  Hotel Occupancy Tax Series 2001 RB
  5.13%, 03/01/23(c)                            AAA     Aaa       1,000        990,430
--------------------------------------------------------------------------------------
  5.25%, 03/01/27(c)                            AAA     Aaa       2,800      2,788,268
--------------------------------------------------------------------------------------
  5.50%, 03/01/13(c)                            AAA     Aaa       1,725      1,840,351
--------------------------------------------------------------------------------------


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
TEXAS-(CONTINUED)

Tyler (City of) Health Facilities Development
  Corp. (Mother Frances Hospital); Hospital
  Series 1997 A RB
  5.63%, 07/01/13                                --    Baa1     $ 1,000   $    939,890
--------------------------------------------------------------------------------------
United Independent School District; Unlimited
  Tax Series 2000 GO
  5.13%, 08/15/26                               AAA     Aaa       1,000        980,150
--------------------------------------------------------------------------------------
University of Texas Financing System; Series
  1999 B RB
  5.70%, 08/15/20                               AAA     Aaa       1,000      1,042,810
--------------------------------------------------------------------------------------
Victoria (County of) (Citizens Medical
  Center); Hospital Series 1994 RB
  6.20%, 01/01/10(c)                            AAA     Aaa       1,000      1,074,210
--------------------------------------------------------------------------------------
Weatherford (City of) Independent School
  District; Refunding Unlimited Tax Series
  2001 GO
  5.00%, 02/15/35                               AAA     Aaa       1,690      1,601,241
--------------------------------------------------------------------------------------
  Unlimited Tax Series 1994 GO
  6.40%, 02/15/05(e)(g)                         NRR     Aaa         900        989,568
--------------------------------------------------------------------------------------
  6.40%, 02/15/12                               NRR     Aaa         100        108,351
======================================================================================
                                                                           100,059,375
======================================================================================

UTAH-1.67%

Intermountain Power Agency (Utah Power
  Supply); Series 1986 B RB
  5.00%, 07/01/16(d)                             A+      A1       2,000      2,030,740
--------------------------------------------------------------------------------------
  Unrefunded Series 1986 B RB
  5.00%, 07/01/16                                A+      A1       1,150      1,150,265
--------------------------------------------------------------------------------------
Salt Lake (County of) Utah College
  (Westminster College Project); Series 1997
  RB
  5.75%, 10/01/27                               BBB      --       1,000      1,002,100
--------------------------------------------------------------------------------------
South Jordan (City of); Sales Tax Series 2001
  RB
  5.20%, 08/15/26(c)                            AAA     Aaa       1,500      1,516,635
--------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Mortgage Series 1995 G-2 RB
  6.45%, 07/01/27(b)                            AAA     Aaa         650        671,483
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

UTAH-(CONTINUED)

Utah (State of) Housing Finance Agency;
  Single Family Mortgage Sub-Series 1994 E-1
  RB
  6.30%, 07/01/06                               AA-      --     $   115   $    121,770
--------------------------------------------------------------------------------------
  Single Family Mortgage Sub- Series 1994 G-1
  RB
  7.15%, 07/01/06                               AA-      A1          45         47,137
--------------------------------------------------------------------------------------
  Single Family Mortgage Sub- Series 2000 B-1
  RB
  6.00%, 07/01/10(b)                            AA-     Aa3         920        952,154
--------------------------------------------------------------------------------------
  Sub. Single Family Mortgage Series 1994 C
  RB
  6.05%, 07/01/06                                --     Aa3         180        189,779
======================================================================================
                                                                             7,682,063
======================================================================================

VERMONT-0.23%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Fletcher Allen
  Health Care); Hospital Series 2000 A RB
  6.00%, 12/01/23(c)                            AAA     Aaa       1,000      1,072,770
======================================================================================

VIRGIN ISLANDS-0.34%

Virgin Islands (Territory of) Public Finance
  Authority (Gross Receipts Taxes Loan
  Notes); Refunding Series 1999 A RB
  6.13%, 10/01/29(c)                              A      --         500        521,985
--------------------------------------------------------------------------------------
Virgin Islands (Territory of) Public
  Financing Authority (Matching Fund Loan
  Notes); Refunding Series 1992 A RB
  7.25%, 10/01/02(d)(e)                         AAA     NRR       1,000      1,058,520
======================================================================================
                                                                             1,580,505
======================================================================================

VIRGINIA-0.22%

Norton (City) Industrial Development
  Authority (Norton Community Hospital);
  Refunding & Improvement Hospital Series
  2001 RB
  6.00%, 12/01/22                                 A      --       1,000      1,010,870
======================================================================================

WASHINGTON-1.71%

Clark (County of) School District No. 117;
  Unlimited Tax Series 1995 GO
  6.00%, 12/01/05(c)(e)(g)                      AAA     Aaa       1,000      1,105,240
--------------------------------------------------------------------------------------
King (County of); Unlimited Tax Series 1969
  GO
  5.50%, 07/01/07(d)                            AAA     Aaa         490        536,099
--------------------------------------------------------------------------------------
King (County of) Washington Sewer Authority;
  Series 1999 RB
  5.50%, 01/01/22(c)                            AAA     Aaa       1,000      1,026,130
--------------------------------------------------------------------------------------


                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
WASHINGTON-(CONTINUED)

Pend Oreille (County of) Public Utility
  District No. 1; Electric Series 1996 B RB
  6.30%, 01/01/17                              BBB+      A3     $ 1,400   $  1,482,250
--------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Health System
  Project);
  Series 2001 RB
  5.25%, 10/01/21(c)                            AAA     Aaa       1,000        997,500
--------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project No. 1); Refunding
  Series 1996 A RB
  5.75%, 07/01/12(c)                            AAA     Aaa       2,000      2,139,160
--------------------------------------------------------------------------------------
West Richland (City of); Water & Sewer Series
  1994 RB
  7.00%, 12/01/04(d)(e)                         AAA     Aaa         500        561,355
======================================================================================
                                                                             7,847,734
======================================================================================

WISCONSIN-0.92%

Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1996 RB
  5.75%, 08/15/16(c)                            AAA     Aaa       1,500      1,584,180
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Sisters Sorrowful
  Mother); Series 1997 A RB
  5.90%, 08/15/24(c)                            AAA     Aaa     $ 2,500   $  2,618,350
======================================================================================
                                                                             4,202,530
======================================================================================

WYOMING-0.52%

Laramie (County of) (Memorial Hospital
  Project); Hospital Series RB
  6.70%, 05/01/12(c)                            AAA     Aaa         250        263,168
--------------------------------------------------------------------------------------
Natrona (County of) (Wyoming Medical Center
  Project); Hospital Series 1995 RB
  6.00%, 09/15/11(c)                            AAA     Aaa       1,000      1,089,930
--------------------------------------------------------------------------------------
Sweetwater (County of) (Idaho Power Co.
  Project); Refunding Series 1996 A PCR
  6.05%, 07/15/26                                 A      A3       1,000      1,030,560
======================================================================================
                                                                             2,383,658
======================================================================================
TOTAL INVESTMENTS-99.71% (Cost $438,608,423)                               457,541,769
======================================================================================
OTHER ASSETS LESS LIABILITIES-0.29%                                          1,351,612
======================================================================================
NET ASSETS-100.00%                                                        $458,893,381
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

COP   - Certificate of Participation
Ctfs. - Certificates
FHA   - Federal Housing Administration
GNMA  - Government National Mortgage Association
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
VRD   - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security.
(b) Security subject to the alternative minimum tax.
(c) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., American Capital Access Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(d) Secured by an escrow fund of U.S. Treasury obligations.
(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g) Secured by an escrow fund of state and local government obligations.
(h) Demand securities; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are rates in effect on 01/31/02.
(i) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 01/31/02 represented 0.22% of the Fund's net assets.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $438,608,423)                                $457,541,769
-----------------------------------------------------------
Receivables for:
  Investments sold                                9,398,241
-----------------------------------------------------------
  Fund shares sold                                3,127,827
-----------------------------------------------------------
  Interest                                        7,160,802
-----------------------------------------------------------
Investment for deferred compensation plan           112,805
-----------------------------------------------------------
Other assets                                         31,954
===========================================================
    Total assets                                477,373,398
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          15,074,584
-----------------------------------------------------------
  Fund shares reacquired                          2,246,824
-----------------------------------------------------------
  Dividends                                         718,597
-----------------------------------------------------------
  Deferred compensation plan                        112,805
-----------------------------------------------------------
Accrued distribution fees                           198,727
-----------------------------------------------------------
Accrued trustees' fees                                1,362
-----------------------------------------------------------
Accrued transfer agent fees                          35,014
-----------------------------------------------------------
Accrued operating expenses                           92,104
===========================================================
    Total liabilities                            18,480,017
===========================================================
Net assets applicable to shares outstanding    $458,893,381
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $338,535,002
___________________________________________________________
===========================================================
Class B                                        $ 95,628,226
___________________________________________________________
===========================================================
Class C                                        $ 24,730,153
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          42,392,200
___________________________________________________________
===========================================================
Class B                                          11,956,273
___________________________________________________________
===========================================================
Class C                                           3,097,506
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       7.99
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.99 divided by
      95.25%)                                  $       8.39
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.00
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       7.98
___________________________________________________________
===========================================================

STATEMENT OF OPERATIONS
---------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2002
(UNAUDITED)

INVESTMENT INCOME:

Interest                                        $13,041,271
===========================================================

EXPENSES:

Advisory fees                                     1,032,436
-----------------------------------------------------------
Administrative services fees                         56,663
-----------------------------------------------------------
Custodian fees                                       10,967
-----------------------------------------------------------
Distribution fees -- Class A                        435,615
-----------------------------------------------------------
Distribution fees -- Class B                        473,443
-----------------------------------------------------------
Distribution fees -- Class C                        115,145
-----------------------------------------------------------
Transfer agent fees -- Class A                       90,536
-----------------------------------------------------------
Transfer agent fees -- Class B                       25,712
-----------------------------------------------------------
Transfer agent fees -- Class C                        6,253
-----------------------------------------------------------
Trustees' fees                                        5,292
-----------------------------------------------------------
Other                                               116,062
===========================================================
    Total expenses                                2,368,124
===========================================================
Less: Expenses paid indirectly                       (2,515)
-----------------------------------------------------------
    Net expenses                                  2,365,609
===========================================================
Net investment income                            10,675,662
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                       (194,018)
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities        (4,622,680)
===========================================================
Net gain (loss) from investment securities       (4,816,698)
===========================================================
Net increase in net assets resulting from
  operations                                    $ 5,858,964
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2002 AND THE YEAR ENDED JULY 31, 2001 (UNAUDITED)

                                                              JANUARY 31,       JULY 31,
                                                                  2002            2001
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 10,675,662    $ 18,710,476
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (194,018)         84,203
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (4,622,680)     10,776,758
==========================================================================================
    Net increase in net assets resulting from operations         5,858,964      29,571,437
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (8,181,491)    (14,953,354)
------------------------------------------------------------------------------------------
  Class B                                                       (1,868,785)     (3,257,124)
------------------------------------------------------------------------------------------
  Class C                                                         (454,202)       (511,438)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       19,584,201      30,618,904
------------------------------------------------------------------------------------------
  Class B                                                        9,969,474      17,088,547
------------------------------------------------------------------------------------------
  Class C                                                        7,094,140       9,301,793
==========================================================================================
    Net increase in net assets                                  32,002,301      67,858,765
==========================================================================================

NET ASSETS:

  Beginning of period                                          426,891,080     359,032,315
==========================================================================================
  End of period                                               $458,893,381    $426,891,080
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $450,565,548    $416,536,814
------------------------------------------------------------------------------------------
  Undistributed net investment income                              220,237         (18,974)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (10,825,750)    (10,631,732)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              18,933,346      21,004,972
==========================================================================================
                                                              $458,893,381    $426,891,080
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JANUARY 31, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eight separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.


A. SECURITY VALUATIONS -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $10,631,732 as of July 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2008.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes based on relative net assets.


NOTE 2--CHANGE IN ACCOUNTING PRINCIPLE

As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discounts on debt securities. Prior to August 1, 2001, the Fund did not amortize discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $68,027 addition in the cost of securities and a corresponding $68,027 decrease in net unrealized gains and losses, based on securities held by the Fund on August 1, 2001.

  The effect of this change in the current period was to increase net investment income by $10,484 and to decrease net unrealized gains and losses by $10,484. As a result, the net investment income per share and the net realized and unrealized gains and losses per share remained unchanged. The ratio of net investment income to average net assets was increased by 0.01%.

NOTE 3--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% on the first $200 million of the Fund's average daily net assets, plus 0.40% on the next $300 million of the Fund's average daily net assets, plus 0.35% on the next $500 million of the

Fund's average daily net assets, plus 0.30% on the Fund's average daily net assets in excess of $1 billion.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2002, AIM was paid $56,663 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2002, AFS was paid $70,082 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended January 31, 2002, the Class A, Class B and Class C shares paid AIM Distributors $435,615, $473,443 and $115,145, respectively, as compensation under the Plans.

  AIM Distributors received commissions of $36,221 from sales of the Class A shares of the Fund during the six months ended January 31, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended January 31, 2002, AIM Distributors received $43,603 in contingent deferred sales charges imposed on redemptions of Fund shares.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended January 31, 2002, the Fund paid legal fees of $3,324 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4--INDIRECT EXPENSES

For the six months ended January 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,515 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,515.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended January 31, 2002 was $97,612,733 and $79,799,908, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $21,528,202
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,516,344)
===========================================================
Net unrealized appreciation of investment
  securities                                    $19,011,858
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $438,529,911.

NOTE 8--SHARE INFORMATION

Changes in shares outstanding during the six months ended January 31, 2002 and the year ended July 31, 2001 were as follows:

                                                                    SIX MONTHS ENDED
                                                                    JANUARY 31, 2002            YEAR ENDED JULY 31, 2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      12,225,235    $  98,373,045     17,360,190    $ 138,325,073
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,968,276       23,931,220      5,218,248       41,564,270
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,463,404       11,777,495      2,036,726       16,215,773
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         560,857        4,495,854        995,116        7,907,174
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         138,875        1,115,307        250,418        1,993,001
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          40,544          324,645         40,422          321,603
==========================================================================================================================
Issued in connection with acquisitions:*
  Class A                                                       4,890,500       39,744,960             --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (15,308,251)    (123,029,658)   (14,519,194)    (115,613,343)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,879,220)     (15,077,053)    (3,329,032)     (26,468,724)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (627,430)      (5,008,000)      (910,042)      (7,235,583)
==========================================================================================================================
                                                                4,472,790    $  36,647,815      7,142,852    $  57,009,244
__________________________________________________________________________________________________________________________
==========================================================================================================================

* As of the close of business on September 7, 2001, the Fund acquired all the net assets of AIM Tax-Exempt Bond Fund of Connecticut pursuant to a plan of reorganization approved by AIM Tax-Exempt Bond Fund of Connecticut shareholders on June 13, 2001. The acquisition was accomplished by a tax-free exchange of 4,890,500 shares of the Fund for 3,624,409 shares of AIM Tax-Exempt Bond Fund of Connecticut outstanding as of the close of business on September 7, 2001. AIM Tax-Exempt Bond Fund of Connecticut net assets at that date of $39,744,960 including $2,619,081 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $446,100,096.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                  CLASS A
                                               ------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                       SEVEN MONTHS
                                                JANUARY        YEAR ENDED    ENDED JULY          YEAR ENDED DECEMBER 31,
                                                  31,          JULY 31,         31,          --------------------------------
                                                 2002            2001         2000(a)          1999        1998        1997
                                               ----------      ----------    ------------    --------    --------    --------
Net asset value, beginning of period            $   8.06        $   7.83       $   7.74      $   8.35    $   8.34    $   8.19
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.19(b)         0.40           0.24          0.41        0.42        0.42
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (0.07)           0.23           0.09         (0.61)       0.01        0.16
=============================================================================================================================
    Total from investment operations                0.12            0.63           0.33         (0.20)       0.43        0.58
=============================================================================================================================
Less dividends from net investment income          (0.19)          (0.40)         (0.24)        (0.41)      (0.42)      (0.43)
=============================================================================================================================
Net asset value, end of period                  $   7.99        $   8.06       $   7.83      $   7.74    $   8.35    $   8.34
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                     1.50%           8.28%          4.32%        (2.45)%      5.28%       7.27%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $338,535        $322,437       $283,416      $294,720    $327,705    $318,469
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets             0.83%(d)        0.85%          0.85%(e)      0.84%       0.82%       0.90%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income to average net
  assets                                            4.77%(b)(d)      5.06%         5.32%(e)      5.01%       5.00%       5.14%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                               18%             28%            18%           28%         19%         24%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have remained the same, and the ratio of net investment income to average net assets would have been 4.76%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $345,650,869.
(e)  Annualized.


                                                                                    CLASS B
                                                  ---------------------------------------------------------------------------
                                                  SIX MONTHS
                                                   ENDED                        SEVEN MONTHS
                                                  JANUARY         YEAR ENDED    ENDED JULY         YEAR ENDED DECEMBER 31,
                                                    31,           JULY 31,         31,          -----------------------------
                                                    2002            2001         2000(a)         1999       1998       1997
                                                  ----------      ----------    ------------    -------    -------    -------
Net asset value, beginning of period               $  8.07         $  7.84        $  7.75       $  8.37    $  8.36    $  8.19
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.16(b)           0.34           0.21          0.35       0.36       0.36
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (0.07)           0.23           0.08         (0.62)      0.01       0.17
=============================================================================================================================
    Total from investment operations                  0.09            0.57           0.29         (0.27)      0.37       0.53
=============================================================================================================================
Less dividends from net investment income            (0.16)          (0.34)         (0.20)        (0.35)     (0.36)     (0.36)
=============================================================================================================================
Net asset value, end of period                     $  8.00         $  8.07        $  7.84       $  7.75    $  8.37    $  8.36
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                       1.13%           7.46%          3.84%        (3.28)%     4.48%      6.59%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $95,628         $86,565        $67,363       $72,256    $72,723    $47,185
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets               1.58%(d)        1.60%          1.61%(e)      1.59%      1.57%      1.66%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income to average net
  assets                                              4.02%(b)(d)     4.31%          4.56%(e)      4.26%      4.25%      4.38%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                 18%             28%            18%           28%        19%        24%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have remained the same, and the ratio of net investment income to average net assets would have been 4.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $93,916,655.
(e)  Annualized.


                                                                                 CLASS C
                                             --------------------------------------------------------------------------------
                                             SIX MONTHS                                                        AUGUST 4, 1997
                                              ENDED                        SEVEN MONTHS       YEAR ENDED       (DATE SALES
                                             JANUARY         YEAR ENDED    ENDED JULY        DECEMBER 31,      COMMENCED) TO
                                               31,           JULY 31,         31,          ----------------    DECEMBER 31,
                                               2002            2001         2000(a)         1999      1998        1997
                                             ----------      ----------    ------------    ------    ------    --------------
Net asset value, beginning of period          $  8.05         $  7.83         $ 7.74       $ 8.35    $ 8.35        $ 8.30
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.16(b)         0.34           0.21         0.35      0.36          0.15
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized                     (0.07)           0.22           0.08        (0.61)       --          0.04
=============================================================================================================================
    Total from investment operations             0.09            0.56           0.29        (0.26)     0.36          0.19
=============================================================================================================================
Less dividends from net investment income       (0.16)          (0.34)         (0.20)       (0.35)    (0.36)        (0.14)
=============================================================================================================================
Net asset value, end of period                $  7.98         $  8.05         $ 7.83       $ 7.74    $ 8.35        $ 8.35
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                  1.13%           7.34%          3.85%       (3.16)%    4.36%         2.36%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $24,730         $17,889         $8,252       $9,652    $9,565        $  825
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets          1.58%(d)        1.60%          1.61%(e)     1.59%     1.57%         1.67%(e)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income to average
  net assets                                     4.02%(b)(d)     4.31%          4.56%(e)     4.26%     4.25%         4.37%(e)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                            18%             28%            18%          28%       19%           24%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have remained the same, and the ratio of net investment income to average net assets would have been 4.01%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(c) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $22,841,231.
(e)  Annualized.

BOARD OF TRUSTEES       OFFICERS                                    OFFICE OF THE FUND

Robert H. Graham        Robert H. Graham                            11 Greenway Plaza
                        Chairman and President                      Suite 100
Frank S. Bayley                                                     Houston, TX 77046
                        Carol F. Relihan
Bruce L. Crockett       Senior Vice President and Secretary         INVESTMENT ADVISOR

Albert R. Dowden        Gary T. Crum                                A I M Advisors, Inc.
                        Senior Vice President                       11 Greenway Plaza
Edward K. Dunn Jr.                                                  Suite 100
                        Dana R. Sutton                              Houston, TX 77046
Jack M. Fields          Vice President and Treasurer
                                                                    TRANSFER AGENT
Carl Frischling         Melville B. Cox
                        Vice President                              A I M Fund Services, Inc.
Prema Mathai-Davis                                                  P.O. Box 4739
                        Karen Dunn Kelley                           Houston, TX 77210-4739
Lewis F. Pennock        Vice President
                                                                    CUSTODIAN
Ruth H. Quigley
                                                                    The Bank of New York
Louis S. Sklar                                                      90 Washington Street, 11th Floor
                                                                    New York, NY 10286

                                                                    COUNSEL TO THE FUND

                                                                    Ballard Spahr
                                                                    Andrews & Ingersoll, LLP
                                                                    1735 Market Street
                                                                    Philadelphia, PA 19103

                                                                    COUNSEL TO THE TRUSTEES

                                                                    Kramer, Levin, Naftalis & Frankel LLP
                                                                    919 Third Avenue
                                                                    New York, NY 10022

                                                                    DISTRIBUTOR

                                                                    A I M Distributors, Inc.
                                                                    11 Greenway Plaza
                                                                    Suite 100
                                                                    Houston, TX 77046


                  EQUITY FUNDS

 DOMESTIC EQUITY FUNDS         INTERNATIONAL/GLOBAL EQUITY FUNDS                A I M Management Group Inc. has provided
                                                                                leadership in the mutual fund industry since 1976
    MORE AGGRESSIVE                    MORE AGGRESSIVE                          and manages approximately $158 billion in assets
                                                                                for more than 9 million shareholders, including
AIM Small Cap Opportunities(1)   AIM Developing Markets                         individual investors, corporate clients and
AIM Mid Cap Opportunities(1)     AIM European Small Company                     financial institutions.*
AIM Large Cap Opportunities(1)   AIM Asian Growth                                    The AIM Family of Funds--Registered
AIM Emerging Growth              AIM International Emerging Growth              Trademark-- is distributed nationwide. AIM is a
AIM Small Cap Growth(2)          AIM Global Aggressive Growth                   subsidiary of AMVESCAP PLC, one of the world's
AIM Aggressive Growth            AIM European Development                       largest independent financial services companies
AIM Mid Cap Growth               AIM Euroland Growth                            with $398 billion in assets under management.*
AIM Dent Demographic Trends      AIM International Equity
AIM Constellation                AIM Global Growth
AIM Large Cap Growth             AIM Worldwide Spectrum
AIM Weingarten                   AIM Global Trends
AIM Small Cap Equity             AIM International Value(4)
AIM Capital Development
AIM Charter                            MORE CONSERVATIVE
AIM Mid Cap Equity
AIM Select Equity(3)                  SECTOR EQUITY FUNDS
AIM Value II
AIM Value                              MORE AGGRESSIVE
AIM Blue Chip
AIM Mid Cap Basic Value          AIM New Technology
AIM Large Cap Core Equity        AIM Global Telecommunications and Technology
AIM Basic Value                  AIM Global Energy(5)
AIM Large Cap Basic Value        AIM Global Infrastructure
AIM Balanced                     AIM Global Financial Services
AIM Basic Balanced               AIM Global Health Care
                                 AIM Global Utilities
    MORE CONSERVATIVE            AIM Real Estate(6)

                                       MORE CONSERVATIVE


                      FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS     TAX-FREE FIXED-INCOME FUNDS

     MORE AGGRESSIVE                  MORE AGGRESSIVE

   AIM High Yield II             AIM High Income Municipal
   AIM High Yield                AIM Municipal Bond
   AIM Strategic Income          AIM Tax-Free Intermediate
   AIM Income                    AIM Tax-Exempt Cash
   AIM Global Income
   AIM Total Return Bond              MORE CONSERVATIVE
   AIM Intermediate Government
   AIM Floating Rate
   AIM Limited Maturity Treasury
   AIM Money Market

       MORE CONSERVATIVE


When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change.
(1) Closed to new investors. (2) On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund.
(5) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (6) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after April 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.





*As of 12/31/01

                                                         [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                          INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       MBD-SAR-1

A I M DISTRIBUTORS, INC.